UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of January 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 79.4% (j)
Common Stocks — 47.4%
	Consumer Discretionary — 12.2%
	Auto Components — 0.7%
800	Delphi Automotive plc (United Kingdom)	54,984
4,900	Goodyear Tire & Rubber Co. (The)	118,776
200	Lear Corp.	20,070
4,911	TRW Automotive Holdings Corp. (a)	506,668

		700,498

	Automobiles — 0.1%
800	Fiat Chrysler Automobiles N.V. (United Kingdom) (a)	10,568
2,100	General Motors Co.	68,502
1,000	Harley-Davidson, Inc.	61,700

		140,770

	Hotels, Restaurants & Leisure — 3.2%
7,395	Bloomin’ Brands, Inc. (a)	182,767
1,900	Buffalo Wild Wings, Inc. (a)	338,808
6,500	Carnival Corp.	285,740
2,000	Carnival plc, ADR	89,120
900	Darden Restaurants, Inc.	55,242
5,255	Domino’s Pizza, Inc.	520,508
15,465	International Game Technology	261,668
600	Las Vegas Sands Corp.	32,622
4,600	McDonald’s Corp.	425,224
343	Restaurant Brands International, Inc. (Canada) (a)	13,249
100	Royal Caribbean Cruises Ltd.	7,555
12,301	Sonic Corp.	372,351
500	Starbucks Corp.	43,765
6,500	Wyndham Worldwide Corp.	544,635
30,000	Wynn Macau Ltd. (China)	83,074

		3,256,328

	Household Durables — 0.6%
3,000	Lennar Corp., Class B	108,330
500	Mohawk Industries, Inc. (a)	82,520
12,000	Sony Corp. (Japan)	282,253
700	Whirlpool Corp.	139,356

		612,459

	Internet & Catalog Retail — 0.0% (g)
6	Travelport Worldwide Ltd. (United Kingdom)	94

	Media — 4.6%
9,930	CBS Corp. (Non-Voting), Class B	544,263
450	Comcast Corp., Class A	23,805
10,493	DIRECTV (a) (m)	894,843
1,800	DISH Network Corp., Class A (a)	126,630
1,000	Gannett Co., Inc.	31,010
7,723	Liberty Global plc, (United Kingdom), Class A (a)	360,819

SHARES	SECURITY DESCRIPTION	VALUE
	Media — continued
7,690	Liberty Media Corp., Class A (a)	261,845
19,928	Liberty Media Corp., Class C (a) (m)	679,943
1,700	News Corp., Class A (a)	25,313
5,961	Time Warner Cable, Inc. (m)	811,471
2,971	Twenty-First Century Fox, Inc., Class A	98,518
3,674	Twenty-First Century Fox, Inc., Class B	117,017
2,156	Viacom, Inc., Class A	139,795
6,564	Walt Disney Co. (The)	597,061

		4,712,333

	Multiline Retail — 0.7%
6,427	Family Dollar Stores, Inc.	489,095
200	Kohl’s Corp.	11,944
2,800	Macy’s, Inc.	178,864
700	Target Corp.	51,527

		731,430

	Specialty Retail — 2.0%
1,100	Advance Auto Parts, Inc.	174,900
700	AutoZone, Inc. (a)	417,872
12,011	Best Buy Co., Inc.	422,787
400	Gap, Inc. (The)	16,476
6,100	Home Depot, Inc. (The)	636,962
1,773	PetSmart, Inc.	144,863
600	Signet Jewelers Ltd. (Bermuda)	72,666
2,523	Tiffany & Co.	218,593

		2,105,119

	Textiles, Apparel & Luxury Goods — 0.3%
2,410	NIKE, Inc., Class B	222,322
400	PVH Corp.	44,104

		266,426

	Total Consumer Discretionary	12,525,457

	Consumer Staples — 4.7%
	Beverages — 1.1%
3,800	Brown-Forman Corp., Class B	337,706
8,500	Coca-Cola Enterprises, Inc.	357,850
3,500	Molson Coors Brewing Co., Class B	265,755
1,500	PepsiCo, Inc.	140,670

		1,101,981

	Food & Staples Retailing — 0.8%
3,300	Costco Wholesale Corp.	471,867
1,900	Kroger Co. (The)	131,195
1,401	Pantry, Inc. (The) (a)	51,697
600	Rite Aid Corp. (a)	4,188
1,300	Wal-Mart Stores, Inc.	110,474

		769,421

	Food Products — 2.0%
1,800	Archer-Daniels-Midland Co.	83,934
700	Bunge Ltd.	62,671
9	Chocoladefabriken Lindt & Sprungli AG (Switzerland)	566,955

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Food Products — continued
6,400	General Mills, Inc.	335,872
44,061	Goodman Fielder Ltd. (Australia)	21,953
1,700	Hershey Co. (The)	173,757
3,800	Kraft Foods Group, Inc.	248,292
2,496	Nutreco N.V. (Netherlands)	127,062
4,200	Tyson Foods, Inc., Class A	163,968
6,000	Unilever plc, (United Kingdom), ADR (m)	263,820

		2,048,284

	Household Products — 0.2%
15,769	Central Garden and Pet Co. (a)	133,248
800	Energizer Holdings, Inc.	102,408

		235,656

	Personal Products — 0.6%
15,367	Nu Skin Enterprises, Inc., Class A (m)	629,740

	Total Consumer Staples	4,785,082

	Energy — 1.9%
	Energy Equipment & Services — 1.2%
9,624	Baker Hughes, Inc.	558,096
8,168	Dresser-Rand Group, Inc. (a)	654,093
6,200	Weatherford International plc (Switzerland) (a)	64,046

		1,276,235

	Oil, Gas & Consumable Fuels — 0.7%
1,935	Royal Dutch Shell plc, (Netherlands), Class B, ADR (m)	123,821
54,093	Talisman Energy, Inc. (Canada)	406,779
200	Tesoro Corp.	16,346
300	Valero Energy Corp.	15,864
3,500	Williams Cos., Inc. (The)	153,510

		716,320

	Total Energy	1,992,555

	Financials — 4.7%
	Banks — 1.5%
17,200	Bank of America Corp.	260,580
800	BB&T Corp.	28,232
1,900	Citigroup, Inc.	89,205
30,200	KeyCorp	392,298
32,900	Regions Financial Corp.	286,230
9,700	Wells Fargo & Co.	503,624

		1,560,169

	Capital Markets — 1.1%
100	Ameriprise Financial, Inc.	12,494
8,100	Charles Schwab Corp. (The)	210,438
5,100	E*TRADE Financial Corp. (a)	117,555
3,092	GFI Group, Inc.	17,346
5,000	HF2 Financial Management, Inc., Class A (a)	52,250
1,534	Lazard Ltd., (Bermuda), Class A	70,257
700	Morgan Stanley	23,667
3,500	Northern Trust Corp.	228,830

SHARES	SECURITY DESCRIPTION	VALUE
	Capital Markets — continued
5,300	T. Rowe Price Group, Inc.	417,216

		1,150,053

	Consumer Finance — 0.4%
19,800	Ally Financial, Inc. (a)	370,458
1,300	Navient Corp.	25,662

		396,120

	Diversified Financial Services — 0.7%
5,000	DT Asia Investments Ltd. (Hong Kong) (a)	48,875
10,000	Global Defense & National Security Systems, Inc. (a)	103,400
1,300	Leucadia National Corp.	29,471
4,800	Moody’s Corp.	438,384
2,000	Voya Financial, Inc.	78,020

		698,150

	Insurance — 0.8%
1,100	American International Group, Inc.	53,757
300	Everest Re Group Ltd. (Bermuda)	51,414
6,214	Hartford Financial Services Group, Inc. (The)	241,725
200	Lincoln National Corp.	9,996
1,100	PartnerRe Ltd. (Bermuda)	125,840
400	Principal Financial Group, Inc.	18,772
1,792	Protective Life Corp.	125,350
400	Prudential Financial, Inc.	30,352
1,000	Unum Group	31,060
1,428	W.R. Berkley Corp.	69,958

		758,224

	Real Estate Management & Development — 0.2%
300	Jones Lang LaSalle, Inc.	44,124
17,000	Keppel Land Ltd. (Singapore)	57,009
2,896	Realogy Holdings Corp. (a)	134,664

		235,797

	Total Financials	4,798,513

	Health Care — 6.2%
	Biotechnology — 0.1%
2,607	NPS Pharmaceuticals, Inc. (a)	119,557

	Health Care Equipment & Supplies — 1.5%
1,560	Alere, Inc. (a)	63,476
4,202	Becton, Dickinson and Co. (m)	580,212
1,000	Capnia, Inc. (a)	1,330
3,718	CareFusion Corp. (a)	220,478
8,829	Medtronic plc (Ireland) (m)	630,391
3,098	Volcano Corp. (a)	55,671

		1,551,558

	Health Care Providers & Services — 0.3%
200	Aetna, Inc.	18,364
200	Anthem, Inc.	26,992
100	Centene Corp. (a)	10,916
300	Cigna Corp.	32,049

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Health Care Providers & Services — continued
400	Community Health Systems, Inc. (a)	18,828
600	HCA Holdings, Inc. (a)	42,480
622	MWI Veterinary Supply, Inc. (a)	117,975

		267,604

	Life Sciences Tools & Services — 0.4%
2,930	Thermo Fisher Scientific, Inc.	366,865

	Pharmaceuticals — 3.9%
7,379	Actavis plc (a) (m)	1,966,799
9,047	Allergan, Inc. (m)	1,983,645
600	Eli Lilly & Co.	43,200
200	Merck & Co., Inc.	12,056

		4,005,700

	Total Health Care	6,311,284

	Industrials — 6.4%
	Aerospace & Defense — 1.2%
1,000	HEICO Corp., Class A	47,170
300	Huntington Ingalls Industries, Inc.	34,980
1,700	Northrop Grumman Corp.	266,815
100	Spirit Aerosystems Holdings, Inc., Class A (a)	4,504
600	Textron, Inc.	25,536
1,969	TransDigm Group, Inc.	404,688
3,800	United Technologies Corp.	436,164

		1,219,857

	Air Freight & Logistics — 0.7%
4,078	FedEx Corp. (m)	689,631

	Airlines — 0.1%
800	Alaska Air Group, Inc.	54,296
300	American Airlines Group, Inc.	14,724
100	Delta Air Lines, Inc.	4,731
1,300	Southwest Airlines Co.	58,734
100	United Continental Holdings, Inc. (a)	6,937

		139,422

	Building Products — 0.6%
12,400	Fortune Brands Home & Security, Inc.	555,396
5,816	Sanitec OYJ (Finland) (a)	66,576

		621,972

	Commercial Services & Supplies — 0.5%
10,100	Tyco International plc	412,181
62,251	United Envirotech Ltd. (Singapore)	74,614

		486,795

	Construction & Engineering — 0.3%
300	Fluor Corp.	16,077
10,400	Quanta Services, Inc. (a)	275,392

		291,469

	Machinery — 0.6%
300	PACCAR, Inc.	18,033
5,039	Pall Corp.	487,574

SHARES	SECURITY DESCRIPTION	VALUE
	Machinery — continued
2,030	Toro Co. (The)	131,767

		637,374

	Professional Services — 0.0% (g)
100	ManpowerGroup, Inc.	7,288

	Road & Rail — 2.3%
4,718	Avis Budget Group, Inc. (a)	270,389
55,691	Hertz Global Holdings, Inc. (a) (m)	1,142,779
3,246	Kansas City Southern	357,352
5,574	Union Pacific Corp. (m)	653,329

		2,423,849

	Transportation Infrastructure — 0.1%
13,566	BBA Aviation plc (United Kingdom)	69,185

	Total Industrials	6,586,842

	Information Technology — 5.3%
	Communications Equipment — 0.5%
15,198	Nokia OYJ, (Finland), ADR (m)	115,505
20,993	Riverbed Technology, Inc. (a) (m)	432,036

		547,541

	Electronic Equipment, Instruments & Components — 0.0% (g)
400	Arrow Electronics, Inc. (a)	22,016
600	Corning, Inc.	14,262
533	RealD, Inc. (a)	5,783

		42,061

	Internet Software & Services — 2.7%
1,113	Digital River, Inc. (a)	28,415
22,225	eBay, Inc. (a) (m)	1,177,925
270	Google, Inc., Class A (a)	145,138
31,912	Yahoo!, Inc. (a) (m)	1,403,809

		2,755,287

	IT Services — 1.2%
2,400	Amdocs Ltd.	115,632
251	Blackhawk Network Holdings, Inc., Class B (a) (m)	8,311
600	Computer Sciences Corp.	36,408
2,751	FleetCor Technologies, Inc. (a)	386,516
2,200	Global Payments, Inc.	192,082
4,074	MasterCard, Inc., Class A	334,190
4,004	Sapient Corp. (a)	99,539
4,000	Western Union Co. (The)	68,000

		1,240,678

	Semiconductors & Semiconductor Equipment — 0.2%
2,100	Intel Corp.	69,384
200	Lam Research Corp.	15,288
400	Micron Technology, Inc. (a)	11,706
2,000	NVIDIA Corp.	38,410
1,815	OmniVision Technologies, Inc. (a)	49,078
796	REC Solar ASA (Singapore) (a)	10,462

		194,328

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Software — 0.2%
300	Electronic Arts, Inc. (a)	16,458
1,108	Intuit, Inc.	96,197
1,300	Microsoft Corp.	52,520
723	RealPage, Inc. (a)	13,021

		178,196

	Technology Hardware, Storage & Peripherals — 0.5%
700	Apple, Inc.	82,012
5,628	EMC Corp.	145,934
500	Hewlett-Packard Co.	18,065
8,639	NCR Corp. (a)	219,430
300	Seagate Technology plc	16,932
400	Western Digital Corp.	38,892

		521,265

	Total Information Technology	5,479,356

	Materials — 3.1%
	Chemicals — 2.5%
100	Albemarle Corp.	4,826
1,600	Eastman Chemical Co.	113,424
4,529	Ecolab, Inc.	469,974
4,431	FMC Corp.	254,783
1,300	Huntsman Corp.	28,548
2,100	Sherwin-Williams Co. (The)	569,667
1,110	Sigma-Aldrich Corp.	152,647
11,052	W.R. Grace & Co. (a) (m)	957,987

		2,551,856

	Construction Materials — 0.4%
790	Eagle Materials, Inc.	56,264
2,893	Martin Marietta Materials, Inc.	311,692

		367,956

	Containers & Packaging — 0.0% (g)
100	Rock-Tenn Co., Class A	6,490

	Metals & Mining — 0.2%
2,200	Alcoa, Inc. (m)	34,430
3,300	ArcelorMittal (Luxembourg) (m)	31,812
400	Freeport-McMoRan, Inc.	6,724
2,200	Nucor Corp.	96,030
4,186	PanAust Ltd. (Australia)	3,907

		172,903

	Paper & Forest Products — 0.0% (g)
700	International Paper Co.	36,862

	Total Materials	3,136,067

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.2%
700	CenturyLink, Inc.	26,019
2,700	Frontier Communications Corp.	18,130
7,805	Jazztel plc (United Kingdom) (a)	110,581
44,817	Telecom Italia S.p.A. (Italy) (a)	52,076

		206,806

SHARES	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services — 1.1%
10,800	SoftBank Corp. (Japan) (m)	635,598
16,645	T-Mobile USA, Inc. (a)	502,346

		1,137,944

	Total Telecommunication Services	1,344,750

	Utilities — 1.6%
	Electric Utilities — 0.7%
2,343	Cleco Corp.	127,366
800	Entergy Corp.	70,008
400	Exelon Corp.	14,416
3,500	NextEra Energy, Inc.	382,340
4,567	Pepco Holdings, Inc.	125,364

		719,494

	Independent Power & Renewable Electricity Producers — 0.4%
9,700	Calpine Corp. (a)	202,536
9,300	NRG Energy, Inc.	229,338

		431,874

	Multi-Utilities — 0.5%
1,000	PG&E Corp.	58,810
700	Public Service Enterprise Group, Inc.	29,877
3,900	Sempra Energy	436,489

		525,176

	Total Utilities	1,676,544

	Total Common Stocks (Cost 48,910,156)	48,636,450

Exchange Traded Funds — 1.0%
	Commodities Fund — 0.0% (g)
2,500	United States Oil Fund LP	44,550

	Fixed Income — 0.5%
5,100	iShares iBoxx $ High Yield Corporate Bond ETF	460,173

	International Equity — 0.1%
6,473	iShares MSCI Hong Kong ETF	140,270

	U.S. Equity — 0.4%
2,898	Financial Select Sector SPDR Fund	66,683
1,215	SPDR S&P 500 ETF Trust	242,356
1,150	SPDR S&P Oil & Gas Exploration & Production ETF	53,107
373	Technology Select Sector SPDR Fund	14,883

	Total U.S. Equity	377,029

	Total Exchange Traded Funds (Cost 1,013,954)	1,022,022

Investment Companies — 0.3%
	Fixed Income — 0.1%
3,900	BlackRock Credit Allocation Income Trust (m)	52,572
5,000	Invesco Dynamic Credit Opportunities Fund (m)	58,500

	Total Fixed Income	111,072

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Companies — continued
	U.S. Equity — 0.2%
2,500	Adams Express Co. (m)	33,475
5,000	BlackRock Resources & Commodities Strategy Trust	48,650
1,000	General American Investors Co., Inc. (m)	33,390
8,761	Royce Micro-Cap Trust, Inc. (m)	83,405
2,300	Zweig Fund, Inc. (m)	34,109

	Total U.S. Equity	233,029

	Total Investment Companies (Cost 343,926)	344,101

Preferred Stocks — 2.3%
	Consumer Discretionary — 0.4%
	Household Durables — 0.2%
2,500	William Lyon Homes, 6.500%, 12/01/17 ($100 par value)	259,375

	Media — 0.2%
1,500	Quebecor, Inc., (Canada) 4.125%, 10/15/18 ($104 par value)	164,555

	Total Consumer Discretionary	423,930

	Consumer Staples — 0.2%
	Food Products — 0.2%
4,800	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	232,176

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
3,000	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	162,750

	Financials — 0.5%
	Banks — 0.0% (g)
15	Bank of America Corp., Series L, 7.250% ($1,000 par value)	17,685
575	National Bank of Greece S.A., (Greece), Series A, 9.000%, 06/06/15 ($25 par value) (m) @	5,716
15	Wells Fargo & Co., Series L, 7.500% ($1,000 par value) (m)	18,645

		42,046

	Insurance — 0.2%
4,000	Maiden Holdings Ltd., (Bermuda), Series B, 7.250%, 09/15/16 ($50 par value)	190,200

	Real Estate Investment Trusts (REITs) — 0.3%
200	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	21,950
2,148	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	233,745
200	Health Care REIT, Inc., Series I, 6.500% ($50 par value)	14,230
400	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	23,088

		293,013

	Total Financials	525,259

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care — 0.2%
	Health Care Providers & Services — 0.2%
200	Kindred Healthcare, Inc., 7.500%, 12/01/17 ($1,000 par value)	198,250

	Industrials — 0.2%
	Aerospace & Defense — 0.2%
3,050	United Technologies Corp., 7.500%, 08/01/15 ($50 par value)	182,817

		182,817

	Machinery — 0.0% (g)
300	Stanley Black & Decker, Inc., 4.750%, 11/17/15 ($100 par value)	40,050

	Total Industrials	222,867

	Materials — 0.1%
	Metals & Mining — 0.1%
650	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	32,500

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
2,146	T-Mobile USA, Inc., 5.500%, 12/15/17 ($50 par value)	122,386

	Utilities — 0.4%
	Electric Utilities — 0.3%
450	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	23,562
	NextEra Energy, Inc.,
3,100	5.599%, 06/01/15 ($50 par value)	221,960
150	5.799%, 09/01/16 ($50 par value)	8,730
150	5.889%, 09/01/15 ($50 par value)	10,319

		264,571

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
150	6.375%, 07/01/17 ($50 par value)	7,758
200	Series A, 6.125%, 04/01/16 ($49 par value)	12,050
2,200	Series B, 6.000%, 07/01/16 ($49 par value)	133,276

		153,084

	Total Utilities	417,655

	Total Preferred Stocks (Cost 2,337,042)	2,337,773

Special Purpose Acquisition Companies — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1,753	Capitol Acquisition Corp. II	17,425
1,003	ROI Acquisition Corp. II	9,839

	Total Special Purpose Acquisition Companies (Cost 26,914)	27,264

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — 1.3%
	Agency CMO — 1.3%
	Federal Home Loan Mortgage Corp. REMIC,
915,570	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32	29,258
622,034	Series 3118, Class SD, IF, IO, 6.534%, 02/15/36	134,504
616,379	Series 3147, Class LS, IF, IO, 6.483%, 04/15/36	115,383
369,670	Series 3202, Class HI, IF, IO, 6.483%, 08/15/36	51,005
573,215	Series 3309, Class SG, IF, IO, 5.904%, 04/15/37	88,381
404,470	Series 3862, Class DI, IO, 5.000%, 04/15/41	64,529
721,536	Series 4265, Class ST, IF, IO, 5.834%, 11/15/43	114,561
63,022	Federal Home Loan Mortgage Corp. STRIPS, Series 183, Class IO, IO, 7.000%, 04/01/27	11,802
	Federal National Mortgage Association REMIC,
598,579	Series 2003-87, Class SH, IF, IO, 8.082%, 09/25/33	124,858
2,080,148	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33	15,020
486,765	Series 2005-69, Class JI, IO, 6.000%, 08/25/35	89,413
589,747	Series 2009-106, Class SA, IF, IO, 6.082%, 01/25/40	92,884
	Government National Mortgage Association,
555,466	Series 1999-40, Class TW, IF, IO, 6.832%, 02/17/29	117,443
914,554	Series 2010-163, Class IO, IO, 5.000%, 12/20/40	140,207
559,809	Series 2014-161, Class SL, IF, IO, 6.631%, 11/20/44	103,141

	Total Collateralized Mortgage Obligations (Cost 1,301,227)	1,292,389

Convertible Bonds — 5.2%
	Consumer Discretionary — 0.7%
	Automobiles — 0.2%
100,000	Tesla Motors, Inc., 1.500%, 06/01/18	172,125

	Hotels, Restaurants & Leisure — 0.0% (g)
27,000	MGM Resorts International, 4.250%, 04/15/15	29,565

	Household Durables — 0.1%
	Jarden Corp.,
23,000	1.125%, 03/15/34 (e)	26,321
12,000	1.875%, 09/15/18	18,892
11,000	Lennar Corp., 3.250%, 11/15/21 (e)	21,257
100,000	LGI Homes, Inc., 4.250%, 11/15/19 (e)	89,938

		156,408

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Internet & Catalog Retail — 0.1%
23,000	Ctrip.com International Ltd., (Cayman Islands) 1.250%, 10/15/18	22,569
	Priceline Group, Inc. (The),
6,000	0.350%, 06/15/20	6,439
5,000	1.000%, 03/15/18	6,237
22,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	28,614

		63,859

	Media — 0.1%
	Liberty Interactive LLC,
17,000	0.750%, 03/30/43	22,100
24,000	1.000%, 09/30/43 (e)	27,120
27,000	Liberty Media Corp., 1.375%, 10/15/23	26,173

		75,393

	Textiles, Apparel & Luxury Goods — 0.2%
	Iconix Brand Group, Inc.,
158,000	1.500%, 03/15/18	186,637
8,000	2.500%, 06/01/16	9,410

		196,047

	Total Consumer Discretionary	693,397

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
34,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	28,029
19,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	19,890

		47,919

	Oil, Gas & Consumable Fuels — 0.2%
	Chesapeake Energy Corp.,
7,000	2.500%, 05/15/37	6,764
12,000	2.500%, 05/15/37	11,640
11,000	2.750%, 11/15/35	10,993
250,000	Cobalt International Energy, Inc., 3.125%, 05/15/24	179,375
49,000	Peabody Energy Corp., 4.750%, 12/15/41	23,275
18,000	Stone Energy Corp., 1.750%, 03/01/17	15,548

		247,595

	Total Energy	295,514

	Financials — 0.4%
	Capital Markets — 0.1%
32,000	Ares Capital Corp., 5.750%, 02/01/16	32,960
18,000	Jefferies Group LLC, 3.875%, 11/01/29	18,517
30,000	Prospect Capital Corp., 4.750%, 04/15/20 (e)	27,525

		79,002

	Real Estate Investment Trusts (REITs) — 0.3%
139,000	American Realty Capital Properties, Inc., 3.750%, 12/15/20	128,227
33,000	Annaly Capital Management, Inc., 5.000%, 05/15/15	33,062
29,000	Colony Financial, Inc., 3.875%, 01/15/21	30,233

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
29,000	DDR Corp., 1.750%, 11/15/40	38,063
14,000	Host Hotels & Resorts LP, 2.500%, 10/15/29 (e)	24,920
23,000	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	21,821
20,000	ProLogis LP, 3.250%, 03/15/15	23,113
	Spirit Realty Capital, Inc.,
12,000	2.875%, 05/15/19	12,240
11,000	3.750%, 05/15/21	11,261
	Starwood Property Trust, Inc.,
15,000	4.000%, 01/15/19	16,931
10,000	4.550%, 03/01/18	10,850

		350,721

	Thrifts & Mortgage Finance — 0.0% (g)
	Radian Group, Inc.,
8,000	2.250%, 03/01/19	12,190
8,000	3.000%, 11/15/17	11,675

		23,865

	Total Financials	453,588

	Health Care — 0.8%
	Biotechnology — 0.3%
32,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	37,240
31,000	Aegerion Pharmaceuticals, Inc., 2.000%, 08/15/19 (e)	26,679
	BioMarin Pharmaceutical, Inc.,
16,000	0.750%, 10/15/18	20,070
15,000	1.500%, 10/15/20	19,313
25,000	Cepheid, 1.250%, 02/01/21 (e)	27,391
8,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16	36,825
	Isis Pharmaceuticals, Inc.,
128,000	1.000%, 11/15/21 (e)	155,120
24,000	PDL BioPharma, Inc., 4.000%, 02/01/18	22,875

		345,513

	Health Care Equipment & Supplies — 0.1%
	Hologic, Inc.,
7,000	SUB, 0.000%, 12/15/43	7,932
7,000	Series 2010, SUB, 2.000%, 12/15/37	9,695
7,000	Series 2012, SUB, 2.000%, 03/01/42	8,299
22,000	NuVasive, Inc., 2.750%, 07/01/17	27,596
19,000	Teleflex, Inc., 3.875%, 08/01/17	34,010

		87,532

	Health Care Providers & Services — 0.3%
16,000	Anthem, Inc., 2.750%, 10/15/42	29,210
	Molina Healthcare, Inc.,
21,000	1.125%, 01/15/20	28,061
150,000	1.625%, 08/15/44	164,531
28,000	Omnicare, Inc., 3.500%, 02/15/44	33,705

		255,507

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Life Sciences Tools & Services — 0.0% (g)
	Illumina, Inc.,
13,000	0.250%, 03/15/16	30,355
8,000	0.500%, 06/15/21 (e)	9,455

		39,810

	Pharmaceuticals — 0.1%
9,000	Mylan, Inc., 3.750%, 09/15/15	35,826
13,000	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	27,316

		63,142

	Total Health Care	791,504

	Industrials — 0.3%
	Air Freight & Logistics — 0.0% (g)
27,000	UTi Worldwide, Inc., (United Kingdom),
	4.500%, 03/01/19 (e)	29,194

	Construction & Engineering — 0.2%
EUR 150,000	Fomento de Construcciones y Contratas
	S.A., (Spain), 6.500%, 10/30/20	168,652

	Electrical Equipment — 0.1%
50,000	General Cable Corp., SUB, 4.500%, 11/15/29	31,594

	Machinery — 0.0% (g)
19,000	Trinity Industries, Inc., 3.875%, 06/01/36	24,308

	Transportation Infrastructure — 0.0% (g)
22,000	Macquarie Infrastructure Co. LLC, 2.875%,
	07/15/19	25,259

	Total Industrials	279,007

	Information Technology — 2.4%
	Communications Equipment — 0.0% (g)
	Ciena Corp.,
11,000	0.875%, 06/15/17	10,862
8,000	3.750%, 10/15/18 (e)	9,540

		20,402

	Internet Software & Services — 0.4%
26,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19 (e)	26,309
33,000	AOL, Inc., 0.750%, 09/01/19 (e)	34,361
23,000	j2 Global, Inc., 3.250%, 06/15/29	24,366
26,000	MercadoLibre, Inc., 2.250%, 07/01/19 (e)	30,469
25,000	SINA Corp., 1.000%, 12/01/18 (Cayman Islands)	22,812
	Twitter, Inc.,
17,000	0.250%, 09/15/19 (e)	15,311
17,000	1.000%, 09/15/21 (e)	15,151
25,000	WebMD Health Corp., 2.500%, 01/31/18	24,734
150,000	Yahoo!, Inc., Zero Coupon, 12/01/18	162,188
39,000	Yandex N.V., 1.125%, 12/15/18 (Netherlands)	29,957
27,000	YY, Inc., (Cayman Islands), 2.250%, 04/01/19 (e)	26,190

		411,848

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	IT Services — 0.0% (g)
35,000	Euronet Worldwide, Inc., 1.500%, 10/01/44 (e)	33,272

	Semiconductors & Semiconductor Equipment — 1.0%
	Intel Corp.,
8,000	3.250%, 08/01/39	13,005
209,000	3.482%, 12/15/35	263,079
	Lam Research Corp.,
6,000	0.500%, 05/15/16	7,684
12,000	1.250%, 05/15/18	16,447
19,000	Microchip Technology, Inc., 2.125%, 12/15/37	33,891
	Micron Technology, Inc.,
1,000	Series D, 3.125%, 05/01/32	3,024
2,000	Series E, 1.625%, 02/15/33	5,382
303,000	Series G, 3.000%, 11/15/43	352,238
4,000	Novellus Systems, Inc., 2.625%, 05/15/41	8,832
	NVIDIA Corp.,
222,000	1.000%, 12/01/18	250,028
24,000	Xilinx, Inc., 2.625%, 06/15/17	33,285

		986,895

	Software — 0.6%
12,000	Cadence Design Systems, Inc., 2.625%, 06/01/15	28,552
22,000	Citrix Systems, Inc., 0.500%, 04/15/19 (e)	22,742
	Electronic Arts, Inc.,
220,000	0.750%, 07/15/16	381,563
24,000	Nuance Communications, Inc., 2.750%, 11/01/31	23,685
100,000	Take-Two Interactive Software, Inc., 1.750%, 12/01/16	160,563
23,000	Verint Systems, Inc., 1.500%, 06/01/21	24,481

		641,586

	Technology Hardware, Storage & Peripherals — 0.4%
33,000	Electronics For Imaging, Inc., 0.750%, 09/01/19 (e)	32,587
	SanDisk Corp.,
10,000	0.500%, 10/15/20	10,656
212,000	1.500%, 08/15/17	328,468

		371,711

	Total Information Technology	2,465,714

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
11,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	11,378
18,000	Stillwater Mining Co., Series SWC, 1.750%, 10/15/32	20,970
22,000	United States Steel Corp., 2.750%, 04/01/19	26,345

	Total Materials	58,693

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE
		Telecommunication Services — 0.3%
		Diversified Telecommunication Services — 0.3%
		Telecom Italia Finance S.A., (Luxembourg),
EUR	200,000	6.125%, 11/15/16	302,727

		Total Convertible Bonds (Cost 5,452,068)	5,340,144

	Corporate Bonds — 1.9%
		Consumer Discretionary — 0.4%
		Hotels, Restaurants & Leisure — 0.4%
	500,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.000%, 10/01/21 (e)	447,500

		Consumer Staples — 0.3%
		Food & Staples Retailing — 0.3%
	155,000	BI-LO LLC/BI-LO Finance Corp., 9.250%, 02/15/19 (e)	151,125
	22,000	New Albertsons, Inc., 8.000%, 05/01/31	20,460
		Tesco plc, (United Kingdom),
EUR	50,000	5.125%, 04/10/47	60,580
GBP	50,000	6.125%, 02/24/22	84,905

		Total Consumer Staples	317,070

		Financials — 0.0% (g)
		Real Estate Investment Trusts (REITs) — 0.0% (g)
	12,000	ARC Properties Operating Partnership LP, 3.000%, 02/06/19	11,465

		Industrials — 0.5%
		Commercial Services & Supplies — 0.5%
	473,000	Altegrity, Inc., 9.500%, 07/01/19 (e)	472,858

		Utilities — 0.7%
		Electric Utilities — 0.7%
	632,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/18 (d) (e) (m)	695,200

		Total Corporate Bonds (Cost 1,960,388)	1,944,093

	Foreign Government Securities — 0.2%
		Hellenic Republic, (Greece),
EUR	16,000	2.000%, 02/24/23 (m)	10,441
EUR	16,000	2.000%, 02/24/24 (m)	10,328
EUR	16,000	2.000%, 02/24/25 (m)	10,121
EUR	16,000	2.000%, 02/24/26 (m)	9,404
EUR	16,000	2.000%, 02/24/27 (m)	9,144
EUR	16,000	2.000%, 02/24/28 (m)	8,947
EUR	16,000	2.000%, 02/24/29 (m)	8,867
EUR	16,000	2.000%, 02/24/30 (m)	8,933
EUR	16,000	2.000%, 02/24/31 (m)	8,780
EUR	16,000	2.000%, 02/24/32 (m)	8,837
EUR	16,000	2.000%, 02/24/33 (m)	8,838

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Foreign Government Securities — continued
EUR	16,000	2.000%, 02/24/34 (m)	8,788
EUR	16,000	2.000%, 02/24/35 (m)	8,778
EUR	16,000	2.000%, 02/24/36 (m)	8,860
EUR	16,000	2.000%, 02/24/37 (m)	8,943
EUR	16,000	2.000%, 02/24/38 (m)	8,868
EUR	16,000	2.000%, 02/24/39 (m)	8,859
EUR	16,000	2.000%, 02/24/40 (m)	8,846
EUR	16,000	2.000%, 02/24/41 (m)	8,788
EUR	16,000	2.000%, 02/24/42 (m)	8,883

		Total Foreign Government Securities (Cost 234,911)	182,253

NUMBER OF RIGHTS
	Right — 0.0% (g)
		Health Care — 0.0% (g)
		Pharmaceuticals — 0.0% (g)
	3,000	Sanofi, (France), expiring 12/31/20 (a) (Cost 2,715)	2,340

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE
	Warrants — 0.4%
		Consumer Discretionary — 0.0% (g)
		Distributors — 0.0% (g)
	10,000	KBS Fashion Group Ltd., (China), expiring 01/22/18 (Strike Price $11.50) (a)	1,350

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
	5,000	FieldPoint Petroleum Corp., expiring 03/23/18 (Strike Price $4.00) (a)	1,250
		Kinder Morgan, Inc.,
	37,626	1.000%, expiring 5/25/2017 (Strike Price $40.00) (a)	142,226

		Total Energy	143,476

		Health Care — 0.0% (g)
		Biotechnology — 0.0% (g)
	10,000	CEL-SCI Corp., expiring 10/11/18 (Strike Price $1.25) (a)	1,750

		Information Technology — 0.1%
		Internet Software & Services — 0.1%
	12,000	Global Eagle Entertainment, Inc., expiring 05/13/16 (Strike Price $11.50) (a)	68,880

		Materials — 0.2%
		Construction Materials — 0.2%
		U.S. Concrete, Inc.,
	16,595	expiring 8/31/2017 (Strike Price $26.68) (a)	80,486

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
9,320	expiring 8/31/2017 (Strike Price $22.69) (a)	63,376

	Total Materials	143,862

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
4,780	Dynegy, Inc., expiring 10/02/17 (a)	15,009

	Total Warrants (Cost 407,411)	374,327

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.1%
10	Carnival Corp., Expiring 01/15/16 at $55.00, American Style	1,050
19	Commerzbank AG, Expiring 06/19/15 at EUR 11.50, American Style	1,245
20	Financial Select Sector SPDR Fund, Expiring 02/20/15 at $25.00, American Style	30
12	Financial Select Sector SPDR Fund, Expiring 02/20/15 at $26.00, American Style	6
63	Financial Select Sector SPDR Fund, Expiring 02/20/15 at $28.00, American Style	63
150	General Motors Co., Expiring 01/15/16 at $42.00, American Style	10,350
67	Global Eagle Entertainment, Inc., Expiring 05/15/15 at $17.50, American Style	4,858
7	Kansas City Southern, Expiring 03/20/15 at $125.00, American Style	192
30	Nokia OYJ, Expiring 03/20/15 at EUR 6.80, American Style	1,051
71	Nokia OYJ, Expiring 03/20/15 at EUR 7.00, American Style	1,685
24	Pandora Media, Inc., Expiring 03/20/15 at $25.00, American Style	300
40	SPDR EURO STOXX 50 ETF, Expiring 03/20/15 at $39.00, American Style	1,400
45	SPDR S&P 500 ETF Trust, Expiring 02/20/15 at $210.00, American Style	765
25	Time Warner Cable, Inc., Expiring 04/17/15 at $125.00, European Style	43,500
60	Vivendi S.A., Expiring 02/20/15 at EUR 20.00, American Style	7,729
18	Vivendi S.A., Expiring 02/20/15 at EUR 21.00, American Style	854

	Total Call Options Purchased (Cost 103,856)	75,078

	Put Options Purchased — 0.3%
33	Alstom S.A., Expiring 09/18/15 at EUR 24.00, American Style	2,387
114	AT&T, Inc., Expiring 06/19/15 at $35.00, American Style	35,340

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Put Options Purchased — continued
10	Dow Jones Euro STOXX 50 Index, Expiring 03/20/15 at EUR 2,900.00, European Style	1,932
26	Dow Jones Euro STOXX 50 Index, Expiring 04/17/15 at EUR 3,200.00, European Style	23,592
32	Dow Jones Euro STOXX 50 Index, Expiring 04/17/15 at EUR 3,225.00, European Style	31,676
6	Eli Lilly & Co., Expiring 04/17/15 at $65.00, American Style	396
175	Financial Select Sector SPDR Fund, Expiring 06/19/15 at $23.00, American Style	19,425
250	iShares MSCI Hong Kong ETF, Expiring 06/19/15 at $19.00, American Style	5,000
85	Kinder Morgan, Inc., Expiring 03/20/15 at $40.00, American Style	6,928
2	S&P 500 Index, Expiring 02/06/15 at $1,790.00, European Style	80
2	S&P 500 Index, Expiring 02/06/15 at $1,990.00, European Style	3,890
20	S&P 500 Index, Expiring 03/20/15 at $1,950.00, European Style	78,200
12	S&P 500 Index, Expiring 04/17/15 at $1,950.00, European Style	61,800
174	SPDR S&P 500 ETF Trust, Expiring 03/20/15 at $187.00, American Style	39,411
32	SPDR S&P 500 ETF Trust, Expiring 06/19/15 at $187.00, American Style	17,472
10	SPDR S&P 500 ETF Trust, Expiring 06/30/15 at $182.00, American Style	4,650
10	SPDR S&P 500 ETF Trust, Expiring 06/30/15 at $187.00, American Style	5,725
10	Vivendi S.A., Expiring 02/20/15 at EUR 19.00, American Style	45
12	Vivendi S.A., Expiring 02/20/15 at EUR 20.00, American Style	149
192	Vivendi S.A., Expiring 03/20/15 at EUR 19.00, American Style	2,604
43	Vivendi S.A., Expiring 03/20/15 at EUR 20.00, American Style	1,361
9	VMware, Inc., Expiring 04/17/15 at $75.00, American Style	2,767
25	Walt Disney Co. (The), Expiring 04/17/15 at $90.00, American Style	7,812
6	William Lyon Homes, Expiring 05/15/15 at $15.00, American Style	255

	Total Put Options Purchased (Cost 357,692)	352,897

	Total Options Purchased (Cost 461,548)	427,975

SHARES		SECURITY DESCRIPTION	VALUE
Short-Term Investment — 19.0%
		Investment Company — 19.0%
19,495,599		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) ^^	19,495,599

		(Cost 19,495,599)	19,495,599

		Total Investments, Before Short Positions — 79.4% (Cost 81,906,205)	81,426,730

		Other Assets in Excess of Liabilities — 20.6%	21,193,204

		NET ASSETS — 100.0%	102,619,394

Short Positions — 29.8%
Common Stocks — 20.3%
		Consumer Discretionary — 4.7%
		Automobiles — 0.3%
7,200		Ford Motor Co.	105,912
743		Tesla Motors, Inc. (a)	151,275

			257,187

		Hotels, Restaurants & Leisure — 0.7%
2,000		Carnival Corp.	87,920
3,000		Carnival plc, ADR	133,680
3,500		Marriott International, Inc., Class A	260,750
300		Melco Crown Entertainment Ltd., (Hong Kong), ADR	7,200
4,400		MGM Resorts International (a)	85,712
—	(h)	Restaurant Brands International LP (Canada) (a)	17
343		Restaurant Brands International, Inc. (Canada) (a)	13,249
1,600		Starwood Hotels & Resorts Worldwide, Inc.	115,152

			703,680

		Household Durables — 0.4%
3,000		Lennar Corp., Class A	134,730
3,192		LGI Homes, Inc. (a)	42,039
600		Toll Brothers, Inc. (a)	20,772
10,800		William Lyon Homes, Class A (a)	206,064

			403,605

		Internet & Catalog Retail — 0.0% (g)
200		TripAdvisor, Inc. (a)	13,402

		Leisure Products — 0.1%
800		Polaris Industries, Inc.	115,672

		Media — 2.5%
4,200		Cablevision Systems Corp., Class A	79,464
500		Charter Communications, Inc., Class A (a)	75,558
16,679		Comcast Corp., Class A	886,405
2,000		Liberty Media Corp., Class A (a)	68,100
5,800		Quebecor, Inc., Class B (Canada)	145,377

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Media — continued
1,300	Scripps Networks Interactive, Inc., Class A	92,417
250,217	Sirius XM Holdings, Inc. (a)	888,270
4,800	Twenty-First Century Fox, Inc., Class A	159,168
2,500	Viacom, Inc., Class B	161,050

		2,555,809

	Multiline Retail — 0.1%
1,604	Dollar Tree, Inc. (a)	114,044

	Specialty Retail — 0.4%
100	AutoZone, Inc. (a)	59,696
2,700	Foot Locker, Inc.	143,694
1,900	Lowe’s Cos., Inc.	128,744
500	O’Reilly Automotive, Inc. (a)	93,680

		425,814

	Textiles, Apparel & Luxury Goods — 0.2%
3,718	Iconix Brand Group, Inc. (a)	123,586
1,600	V.F. Corp.	110,992

		234,578

	Total Consumer Discretionary	4,823,791

	Consumer Staples — 2.1%
	Beverages — 0.1%
300	Brown-Forman Corp., Class B	26,661
900	Coca-Cola Co. (The)	37,053

		63,714

	Food Products — 1.1%
3,800	ConAgra Foods, Inc.	134,634
2,100	J.M. Smucker Co. (The)	216,615
4,400	McCormick & Co., Inc. (Non-Voting)	314,116
1,600	Pilgrim’s Pride Corp.	43,440
3,770	Tyson Foods, Inc., Class A	147,181
5,921	Unilever N.V. (United Kingdom)	256,793

		1,112,779

	Household Products — 0.7%
15,666	Central Garden & Pet Co., Class A (a)	142,561
3,600	Church & Dwight Co., Inc.	291,312
1,400	Colgate-Palmolive Co.	94,528
1,900	Procter & Gamble Co. (The)	160,151

		688,552

	Personal Products — 0.0% (g)
400	Estee Lauder Cos., Inc. (The), Class A	28,236

	Tobacco — 0.2%
3,300	Philip Morris International, Inc.	264,792

	Total Consumer Staples	2,158,073

	Energy — 2.0%
	Energy Equipment & Services — 0.6%
10,777	Halliburton Co.	430,972
1,800	Helmerich & Payne, Inc.	107,208
1,600	National Oilwell Varco, Inc.	87,088

SHARES	SECURITY DESCRIPTION	VALUE
	Energy Equipment & Services — continued
400	Schlumberger Ltd.	32,956

		658,224

	Oil, Gas & Consumable Fuels — 1.4%
2,500	Cabot Oil & Gas Corp.	66,250
200	Cheniere Energy, Inc. (a)	14,276
100	EOG Resources, Inc.	8,903
1,200	EQT Corp.	89,328
1,000	FieldPoint Petroleum Corp. (a)	1,810
12,672	Kinder Morgan, Inc.	520,186
2,400	ONEOK, Inc.	105,672
1,400	Phillips 66	98,448
1,300	Range Resources Corp.	60,151
1,931	Royal Dutch Shell plc, (Netherlands) Class A, ADR	118,660
6,600	Southwestern Energy Co. (a)	163,614
5,400	Spectra Energy Corp.	180,576

		1,427,874

	Total Energy	2,086,098

	Financials — 3.0%
	Banks — 1.4%
1,200	CIT Group, Inc.	52,584
4,500	Comerica, Inc.	186,750
18,000	Huntington Bancshares, Inc.	180,360
3,000	PNC Financial Services Group, Inc. (The)	253,620
1,200	SVB Financial Group (a)	135,480
7,600	U.S. Bancorp	318,516
6,400	Wells Fargo & Co.	332,288

		1,459,598

	Capital Markets — 0.6%
500	BlackRock, Inc.	170,255
700	Franklin Resources, Inc.	36,071
500	Goldman Sachs Group, Inc. (The)	86,205
150	Medallion Financial Corp.	1,422
3,100	Raymond James Financial, Inc.	163,122
2,600	State Street Corp.	185,926

		643,001

	Consumer Finance — 0.2%
2,900	American Express Co.	234,001

	Diversified Financial Services — 0.2%
600	Intercontinental Exchange, Inc.	123,438
200	MSCI, Inc.	10,764

		134,202

	Insurance — 0.4%
4,114	Hartford Financial Services Group, Inc. (The)	160,034
11,500	Maiden Holdings Ltd. (Bermuda)	143,750
1,600	Willis Group Holdings plc (United Kingdom)	69,280

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Insurance — continued
959	XL Group plc (Ireland)	33,076

		406,140

	Real Estate Investment Trusts (REITs) — 0.2%
1,798	Crown Castle International Corp.	155,545

	Total Financials	3,032,487

	Health Care — 0.7%
	Biotechnology — 0.1%
1,139	Isis Pharmaceuticals, Inc. (a)	78,033

	Health Care Equipment & Supplies — 0.0% (g)
288	Becton, Dickinson and Co.	39,767

	Health Care Providers & Services — 0.3%
1,700	Brookdale Senior Living, Inc. (a)	57,375
8,000	Kindred Healthcare, Inc.	147,680
1,500	Molina Healthcare, Inc. (a)	76,365

		281,420

	Pharmaceuticals — 0.3%
1,266	Actavis plc (a)	337,440
200	Salix Pharmaceuticals Ltd. (a)	26,934

		364,374

	Total Health Care	763,594

	Industrials — 2.1%
	Aerospace & Defense — 0.2%
1,000	HEICO Corp.	60,680
100	TransDigm Group, Inc.	20,553
1,200	United Technologies Corp.	137,736

		218,969

	Building Products — 0.1%
2,000	Fortune Brands Home & Security, Inc.	89,580

	Commercial Services & Supplies — 0.1%
700	Stericycle, Inc. (a)	91,903

	Construction & Engineering — 0.1%
3,400	Jacobs Engineering Group, Inc. (a)	129,540

	Electrical Equipment — 0.4%
3,200	Eaton Corp. plc	201,888
4,300	Emerson Electric Co.	244,842

		446,730

	Industrial Conglomerates — 0.0% (g)
100	Roper Industries, Inc.	15,434

	Machinery — 0.7%
2,000	Colfax Corp. (a)	90,620
600	Cummins, Inc.	83,676
2,700	Dover Corp.	189,108
800	Lincoln Electric Holdings, Inc.	54,328
100	Pall Corp.	9,676
1,700	Parker-Hannifin Corp.	197,982
2,000	Pentair plc (United Kingdom)	123,620

		749,010

SHARES	SECURITY DESCRIPTION	VALUE
	Professional Services — 0.1%
800	Verisk Analytics, Inc., Class A (a)	51,480

	Trading Companies & Distributors — 0.4%
3,700	Fastenal Co.	164,280
1,000	W.W. Grainger, Inc.	235,840

		400,120

	Total Industrials	2,192,766

	Information Technology — 2.8%
	Electronic Equipment, Instruments & Components — 0.0% (g)
800	Trimble Navigation Ltd. (a)	19,072

	Internet Software & Services — 1.4%
10,473	Alibaba Group Holding Ltd., (China) ADR (a)	932,935
100	CoStar Group, Inc. (a)	18,451
2,000	eBay, Inc. (a)	106,000
6,100	Global Eagle Entertainment, Inc. (a)	93,910
270	Google, Inc., Class C (a)	144,320
700	Rackspace Hosting, Inc. (a)	31,472
100	Twitter, Inc. (a)	3,753
1,700	Yahoo!, Inc. (a)	74,783

		1,405,624

	IT Services — 0.1%
200	Alliance Data Systems Corp. (a)	57,766
43	Blackhawk Network Holdings, Inc. (a)	1,435
1,415	Sabre Corp.	28,908

		88,109

	Semiconductors & Semiconductor Equipment — 0.5%
4,238	Intel Corp.	140,023
8,486	Micron Technology, Inc. (a)	248,343
6,400	NVIDIA Corp.	122,912

		511,278

	Software — 0.5%
700	ANSYS, Inc. (a)	56,469
400	Autodesk, Inc. (a)	21,602
100	CDK Global, Inc.	4,516
5,827	Electronic Arts, Inc. (a)	319,669
4,723	Take-Two Interactive Software, Inc. (a)	140,368

		542,624

	Technology Hardware, Storage & Peripherals — 0.3%
3,309	SanDisk Corp.	251,186

	Total Information Technology	2,817,893

	Materials — 1.0%
	Chemicals — 0.6%
3,800	Dow Chemical Co. (The)	171,609
1,400	LyondellBasell Industries N.V., Class A	110,726
2,500	Praxair, Inc.	301,475
400	W.R. Grace & Co. (a)	34,672

		618,482

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Construction Materials — 0.3%
1,000	Cemex S.A.B. de C.V., (Mexico) ADR (a)	8,890
13,045	U.S. Concrete, Inc. (a)	330,560

		339,450

	Metals & Mining — 0.1%
7,100	Vale S.A., (Brazil) ADR	49,913

	Total Materials	1,007,845

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
17,350	AT&T, Inc.	571,162
109,000	Telecom Italia S.p.A. (Italy) (a)	126,655

		697,817

	Wireless Telecommunication Services — 0.1%
300	Sprint Corp. (a)	1,290
2,834	T-Mobile USA, Inc. (a)	85,530

		86,820

	Total Telecommunication Services	784,637

	Utilities — 1.1%
	Electric Utilities — 0.6%
300	Duke Energy Corp.	26,142
1,300	ITC Holdings Corp.	55,302
1,950	NextEra Energy, Inc.	213,018
3,100	Northeast Utilities	172,298
6,032	Pepco Holdings, Inc.	165,578

		632,338

	Independent Power & Renewable Electricity Producers — 0.2%
12,700	AES Corp.	155,194
1,685	Dynegy, Inc. (a)	46,034

		201,228

	Multi-Utilities — 0.3%
2,040	Dominion Resources, Inc.	156,856
1,500	NiSource, Inc.	64,890
700	Wisconsin Energy Corp.	39,039

		260,785

	Water Utilities — 0.0% (g)
600	American Water Works Co., Inc.	33,684

	Total Utilities	1,128,035

	Total Common Stocks (Proceeds 21,715,150)	20,795,219

Exchange Traded Funds — 9.2%
	U.S. Equity — 9.2%
1,100	Consumer Discretionary Select Sector SPDR Fund	76,989
3,300	Consumer Staples Select Sector SPDR Fund	158,466
2,400	Energy Select Sector SPDR Fund	181,320
6,900	Financial Select Sector SPDR Fund	158,769
1,300	Health Care Select Sector SPDR Fund	90,051
2,100	Industrial Select Sector SPDR Fund	114,597

SHARES	SECURITY DESCRIPTION	VALUE
	U.S. Equity — continued
1,700	Materials Select Sector SPDR Fund	81,073
41,602	SPDR S&P 500 ETF Trust	8,298,351
1,400	Technology Select Sector SPDR Fund	55,860
4,300	Utilities Select Sector SPDR Fund	207,776

	Total Exchange Traded Funds (Proceeds 9,620,962)	9,423,252

PRINCIPAL AMOUNT
Convertible Bonds — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
250,000	Cobalt International Energy, Inc., 2.625%, 12/01/19	167,187

	(Proceeds 160,625)	167,187

NUMBER OF WARRANTS
Warrants — 0.2%
	Financials — 0.2%
	Banks — 0.2%
20,000	Bank of America Corp., expiring 01/16/19 (a)	119,000
50,000	Citigroup, Inc., expiring 01/04/19 (a)	31,600

		150,600

	Insurance — 0.0% (g)
1,500	American International Group, Inc., expiring 01/19/21 (a)	32,880

	Total Warrants (Proceeds $204,479)	183,480

	Total Securities Sold Short (Proceeds 31,701,216)	30,569,138

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	CAC40 Index ^	02/20/15	260,324	3,913
5	Hang Seng Index ^	02/26/15	791,217	(7,562)
12	Euro Bund ^	03/06/15	2,161,328	54,902
11	10 Year Mini Japanese Government Bond ^	03/10/15	1,387,856	8,345
9	Nikkei 225 Futures ^	03/12/15	676,360	(3,598)
6	TOPIX Index ^	03/12/15	722,728	(4,074)
9	10 Year Australian Government Bond ^	03/16/15	923,351	40,993
4	Cocoa Futures ^	03/16/15	114,772	1,650
12	10 Year Canadian Government Bond ^	03/20/15	1,375,746	67,145
23	10 Year U.S. Treasury Note	03/20/15	3,010,125	106,297
1	DAX Index ^	03/20/15	302,134	12,358
9	DJIA Mini E-CBOT ^	03/20/15	769,365	(18,436)
3	E-mini Russell 2000 ^	03/20/15	348,360	(10,185)
5	E-mini S&P 500 ^	03/20/15	497,100	(17,147)
10	Euro STOXX 50 Index ^	03/20/15	378,437	11,738
1	FTSE 100 Index ^	03/20/15	101,006	(227)
11	NASDAQ 100 E-Mini ^	03/20/15	911,075	(16,335)
10	Ultra Long Term U.S. Treasury Bond ^	03/20/15	1,512,813	60,698
4	Long Gilt ^	03/27/15	746,292	13,278
12	Long Gilt	03/27/15	2,238,876	140,778
79	3-Month Euro Euribor ^	06/13/16	22,302,996	18,722
107	90 Day Eurodollar ^	06/13/16	26,477,150	62,489
71	90 Day Sterling ^	06/15/16	13,249,891	18,406
	Short Futures Outstanding
(3)	Brent Crude Oil Futures ^	02/12/15	(158,970)	(12,544)
(3)	WTI Crude Futures ^	02/20/15	(144,720)	(26)
(2)	Natural Gas Futures ^	02/25/15	(53,820)	3,816
(2)	Gasoline RBOB Futures ^	02/27/15	(124,219)	(8,597)
(3)	NY Harbor ULSD Futures ^	02/27/15	(214,301)	(7,915)
(8)	Euro Bund	03/06/15	(1,440,885)	(31,630)
(22)	10 Year Mini Japanese Government Bond	03/10/15	(2,775,713)	(22,575)
(3)	Low Sulphur Gas Oil Futures ^	03/12/15	(143,100)	521
(8)	CBOT Wheat Futures ^	03/13/15	(201,100)	14,354
(2)	Corn Futures ^	03/13/15	(37,000)	467
(4)	Hard Red Winter Wheat Futures ^	03/13/15	(108,050)	13,127
(2)	Soybean Futures ^	03/13/15	(96,100)	7,168
(2)	Soybean Futures ^	03/13/15	(96,100)	2,170
(2)	Soybean Oil Futures ^	03/13/15	(36,000)	1,963
(4)	10 Year Australian Government Bond	03/16/15	(410,379)	(12,344)
(8)	LME Aluminum Futures ^	03/16/15	(371,550)	(9,534)
(4)	LME Copper Futures ^	03/16/15	(552,200)	70,090
(2)	10 Year Canadian Government Bond	03/20/15	(229,291)	(14,905)
(24)	E-mini S&P 500	03/20/15	(2,386,080)	6,013
(5)	Silver Futures ^	03/27/15	(430,200)	3,314
(1)	Gold 100 OZ Futures ^	04/28/15	(127,920)	2,378
(4)	Sugar No. 11 (World Markets) Futures ^	04/30/15	(67,379)	1,501
(2)	Cotton No. 2 Futures ^	05/06/15	(60,020)	(1,775)
(1)	Coffee ‘C’ Futures ^	05/18/15	(61,744)	72

				549,257

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
12,097	AUD	BNP Paribas	02/12/15	9,559		9,412		(147)
76,019	AUD	Goldman Sachs International	02/12/15	61,392		59,147		(2,245)
749,000	AUD	Morgan Stanley ^	03/20/15	595,416		581,393		(14,023)
199,994	BRL	Goldman Sachs International †	02/12/15	73,038		74,337		1,299
28,176	CAD
15,769	for GBP	Citibank, N.A.	02/12/15	23,750	#	22,171	#	(1,579)
16,458	CAD	BNP Paribas	02/12/15	13,951		12,950		(1,001)
27,766	CAD	Goldman Sachs International	02/12/15	23,946		21,848		(2,098)
675,000	CAD	Morgan Stanley ^	03/20/15	549,563		530,890		(18,673)
32,696	CAD	Royal Bank of Canada	02/12/15	27,519		25,727		(1,792)
241,464	CAD	State Street Corp.	02/12/15	204,161		189,999		(14,162)
658,000	CHF	Morgan Stanley ^	03/20/15	698,499		718,287		19,788
35,431,254	CLP	Citibank, N.A. †	02/12/15	57,323		55,880		(1,443)
193,742,131	COP	Goldman Sachs International †	02/12/15	80,851		79,329		(1,522)
448,611	CZK	State Street Corp.	02/12/15	19,330		18,265		(1,065)
4,114	EUR	Deutsche Bank AG	02/12/15	4,951		4,649		(302)
1,455,000	EUR	Morgan Stanley ^	03/20/15	1,663,656		1,644,801		(18,855)
45,785	EUR	Royal Bank of Canada	02/12/15	54,046		51,741		(2,305)
27,330	EUR	State Street Corp.	02/12/15	32,603		30,885		(1,718)
15,675	GBP	BNP Paribas	02/12/15	23,947		23,609		(338)
1,055	GBP	Morgan Stanley	03/18/15	1,598		1,589		(9)
523,000	GBP	Morgan Stanley ^	03/20/15	796,474		787,503		(8,971)
19,550,357	HUF	State Street Corp.	02/12/15	72,917		71,068		(1,849)
77,520	ILS	Goldman Sachs International	02/12/15	19,657		19,717		60
4,866,750	INR	State Street Corp. †	02/12/15	76,258		78,265		2,007
115,096,000	JPY	Morgan Stanley ^	03/20/15	969,701		980,620		10,919
659,000	MXN	Morgan Stanley ^	03/20/15	44,936		43,838		(1,098)
367,000	NZD	Morgan Stanley ^	03/20/15	276,747		265,821		(10,926)
315,128	NZD	Standard Chartered Bank	02/12/15	240,749		229,070		(11,679)
102,593	NZD	State Street Corp.	02/12/15	78,361		74,576		(3,785)
295,399	RON	State Street Corp.	02/12/15	78,245		75,243		(3,002)
178,044	TRY	Deutsche Bank AG	02/12/15	75,191		72,627		(2,564)
607,343	TWD	Goldman Sachs International †	02/12/15	18,967		19,137		170
883,104	ZAR	Deutsche Bank AG	02/12/15	74,832		75,730		898
				7,042,134		6,950,124		(92,010)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
33,121	AUD	Deutsche Bank AG	02/12/15	26,769		25,769		1,000
38,339	AUD	Goldman Sachs International	02/12/15	30,827		29,829		998
2,229,000	AUD	Morgan Stanley ^	03/20/15	1,814,141		1,730,211		83,930
49,074	BRL	Goldman Sachs International †	02/12/15	17,914		18,241		(327)
33,510	CAD	BNP Paribas	02/12/15	28,387		26,368		2,019
376,131	CAD	Goldman Sachs International	02/12/15	318,582		295,963		22,619
2,228,000	CAD	Morgan Stanley ^	03/20/15	1,913,482		1,752,328		161,154
520,533	CHF	Morgan Stanley	03/18/15	546,470		568,162		(21,692)
1,832,000	CHF	Morgan Stanley ^	03/20/15	1,886,390		1,999,847		(113,457)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
336,148,563	COP	Goldman Sachs International †	02/12/15	138,847	137,638	1,209
1,755,664	CZK	Citibank, N.A.	02/12/15	75,736	71,483	4,253
442,313	EUR	State Street Corp.	02/12/15	526,578	499,851	26,727
739,000	EUR	Morgan Stanley	02/17/15	864,351	835,166	29,185
1,827,000	EUR	Morgan Stanley ^	03/20/15	2,186,190	2,065,326	120,864
19,412	GBP	Credit Suisse International	02/12/15	29,543	29,237	306
2,887	GBP	Deutsche Bank AG	02/12/15	4,398	4,348	50
149,141	GBP	Standard Chartered Bank	02/12/15	227,409	224,624	2,785
108,000	GBP	Morgan Stanley	02/17/15	163,792	162,655	1,137
18,912	GBP	State Street Corp.	03/11/15	28,485	28,478	7
37,053	GBP	Morgan Stanley	03/18/15	58,213	55,793	2,420
1,159,000	GBP	Morgan Stanley ^	03/20/15	1,796,569	1,745,152	51,417
19,550,357	HUF	State Street Corp.	02/12/15	73,046	71,067	1,979
299,564	ILS	Deutsche Bank AG	02/12/15	75,547	76,195	(648)
1,261,392	INR	Goldman Sachs International †	02/12/15	19,777	20,285	(508)
9,820,804	JPY	Australia and New Zealand Banking Group Limited	02/12/15	82,233	83,638	(1,405)
67,634,000	JPY	Morgan Stanley ^	03/20/15	570,874	576,241	(5,367)
9,154,000	MXN	Morgan Stanley ^	03/20/15	621,679	608,926	12,753
1,952,001	NOK	Standard Chartered Bank	02/12/15	254,569	252,590	1,979
755,748	NOK	State Street Corp.	02/12/15	98,539	97,794	745
913,000	NZD	Morgan Stanley ^	03/20/15	700,372	661,300	39,072
2,590,420	PHP	Goldman Sachs International †	02/12/15	57,323	58,566	(1,243)
295,399	RON	Deutsche Bank AG	02/12/15	78,179	75,243	2,936
699,225	SEK	Deutsche Bank AG	02/12/15	89,218	84,512	4,706
288,760	SEK	State Street Corp.	02/12/15	36,269	34,901	1,368
132,000	SGD	Morgan Stanley	02/17/15	99,081	97,544	1,537
35,000	SGD	Australia and New Zealand Banking Group Limited	03/11/15	25,861	25,852	9
44,577	TRY	State Street Corp.	02/12/15	18,838	18,184	654
2,410,931	TWD	State Street Corp. †	02/12/15	75,248	75,969	(721)
224,297	ZAR	State Street Corp.	02/12/15	19,012	19,234	(222)
				15,678,738	15,244,510	434,228

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2015 of the currency being sold, and the value at January 31, 2015 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Financial Select Sector SPDR Fund, American Style	40.00	1/15/16	50	(13,975)	15,712
General Motors Co., American Style	55.00	1/15/16	150	(2,475)	2,197
Global Eagle Entertainment, Inc., American Style	20.00	5/15/15	67	(1,842)	1,749
Kinder Morgan, Inc., American Style	40.00	3/20/15	50	(9,850)	6,825
Medallion Financial Corp., American Style	10.00	5/15/15	25	(1,500)	3,385
Stanley Black & Decker, Inc., American Style	95.00	1/15/16	5	(3,800)	4,040
United States Oil Fund LP, American Style	19.00	3/20/15	50	(4,500)	8,211
United States Oil Fund LP, American Style	17.50	3/20/15	100	(15,550)	8,900

				(53,492)

Put Options Written

DESCRIPTION	EXERCISE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Commerzbank AG, American Style	EUR	10.00	6/19/15	19	(1,310)	EUR	1,199
Dow Jones Euro STOXX 50 Index, European Style	EUR	2,700.00	3/20/15	10	(915)	EUR	4,586
Dow Jones Euro STOXX 50 Index, European Style	EUR	3,025.00	4/17/15	26	(12,839)	EUR	8,281
Financial Select Sector SPDR Fund, American Style		40.00	1/15/16	50	(16,250)		15,944
Financial Select Sector SPDR Fund, American Style		28.00	2/20/15	51	(25,627)		18,028
Financial Select Sector SPDR Fund, American Style		25.00	2/20/15	20	(4,000)		2,350
Medallion Financial Corp., American Style		10.00	5/15/15	25	(4,000)		3,865
S&P 500 Index, European Style		1,850.00	2/20/15	3	(1,920)		3,981
S&P 500 Index, European Style		1,890.00	2/6/15	4	(710)		4,788
S&P 500 Index, European Style		1,800.00	3/20/15	7	(9,415)		13,512
S&P 500 Index, European Style		1,850.00	3/20/15	8	(15,320)		13,975
SPDR EURO STOXX 50 ETF, American Style		36.00	3/20/15	40	(3,500)		2,220
SPDR S&P 500 ETF Trust, American Style		190.00	2/20/15	15	(1,748)		2,768
SPDR S&P 500 ETF Trust, American Style		187.00	2/20/15	174	(14,007)		27,580
SPDR S&P 500 ETF Trust, American Style		189.00	6/19/15	25	(14,763)		14,663
SPDR S&P 500 ETF Trust, American Style		192.00	6/19/15	24	(16,284)		16,188
Stanley Black & Decker, Inc., American Style		92.50	1/15/16	5	(4,400)		4,643
Time Warner Cable, Inc., American Style		120.00	4/17/15	19	(8,550)		7,670
United States Oil Fund LP, American Style		19.00	3/20/15	88	(18,172)		17,860
United States Oil Fund LP, American Style		18.00	3/20/15	38	(5,662)		6,250

					(179,392)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2015. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NASDAQ	—	National Association of Securities Dealers Automated Quotation
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippines Peso
RBOB	—	Reformulated gasoline blendstock for oxygen blending.
REMIC	—	Real Estate Mortgage Investment Conduit
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2015.
TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

ULSD	—	Ultra Low Sulfur Diesel
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)		Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one (share or dollar).
(j)		All or a portion of these securities are segregated for short sales.
(l)		The rate shown is the current yield as of January 31, 2015.
(m)		All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
^		Represents positions held in the Subsidiary.
^^		A portion of this security is held in the Subsidiary.
†		Non-deliverable forward. See Note A.(3). in the Notes to Consolidated Financial Statements.
@		The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is 2,161,307 and 2.7%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,603,640
Aggregate gross unrealized depreciation	(2,091,124)

Net unrealized appreciation/depreciation	(487,484)

Federal income tax cost of investments	81,947,859

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Total Return Basket Swaps* Outstanding at January 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE		VALUE
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/18/17		84,090

Deutsche Bank AG	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	10/30/15 12/17/15	-	40,590

Deutsche Bank AG	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	11/18/15 12/18/15	-	(101,636)

Total				23,044

*	See the accompanying “Additional Information – Total Return Basket Swaps” for further details

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Financials — 0.3%
Banks — 0.2%
Commerzbank AG (Germany) (a)	16,883	203,560	203,560	—

Insurance — 0.1%
Catlin Group Ltd. (Bermuda)	9,704	101,875	101,875	—
Friends Life Group Ltd. (United Kingdom)	5,723	34,342	34,342	—

	15,427	136,217	136,217	—

Total Financials	32,310	339,777	339,777	—

Health Care — 0.5%
Health Care Equipment & Supplies — 0.1%
Smith & Nephew plc (United Kingdom)	5,387	96,637	96,637	—

Health Care Providers & Services — 0.3%
Celesio AG (Germany)	12,323	365,531	365,531	—

Health Care Technology — 0.1%
Advanced Computer Software Group plc (United Kingdom)	31,263	65,335	65,335	—

Total Health Care	48,973	527,503	527,503	—

Industrials — 0.8%
Building Products — 0.1%
Sanitec Oyj (Finland) (a)	6,499	74,618	74,618	—

Electrical Equipment — 0.3%
Alstom S.A. (France) (a)	9,587	315,466	315,466	—

Machinery — 0.4%
MAN SE (Germany)	4,100	437,448	437,448	—

Total Industrials	20,186	827,532	827,532	—

Information Technology — 0.2%
Communications Equipment — 0.2%
Nokia OYJ (Finland)	27,113	209,715	209,715	—

Materials — 0.5%
Metals & Mining — 0.5%
ThyssenKrupp AG (Germany) (a)	17,479	456,057	456,057	—

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
Inmarsat plc (United Kingdom)	20,122	252,766	252,766	—
Jazztel plc (United Kingdom) (a)	34,146	484,242	484,242	—
Telecom Italia S.p.A (Italy) (a)	82,174	95,921	95,921	—
Vivendi S.A. (France) (a)	37,160	883,276	883,276	—

Total Telecommunication Services	173,602	1,716,205	1,716,205	—

Total Long Positions of Total Return Basket Swap	319,663	4,076,789	4,076,789	—

Short Positions
Common Stocks (continued)
Consumer Discretionary — 0.1%
Media — 0.1%
Numericable-SFR (France) (a)	2,106	109,946	109,946	—

Financials — 0.0% (g)
Insurance — 0.0% (g)
Aviva plc (United Kingdom)	4,235	33,680	33,680	—
XL Group plc (Ireland)	303	10,450	10,450	—

Total Financials	4,538	44,130	44,130	—

Materials — 0.1%
Chemicals — 0.1%
K+S AG (Germany)	2,601	82,296	82,296	—

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
America Movil S.A.B. de C.V. (Mexico)	53,319	57,020	57,020	—

Total Short Positions of Total Return Basket Swap	62,564	293,392	293,392	—

Total of Long and Short Positions of Total Return Basket Swap	257,099	3,783,397	3,783,397	—

Cash and Other Receivables (4)				86,025

Financing Costs				(1,935)

Net Dividends				—

Net Swap Contract, at value				84,090

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions
Common Stocks
Consumer Discretionary — 0.4%
Hotels, Restaurants & Leisure — 0.2%
International Game Technology	7,687	130,833	130,064	(769)
Restaurant Brands International, Inc. (Canada) (a)	102	3,774	3,953	179
Spirit Pub Co. plc (United Kingdom)	39,611	63,820	68,432	4,612

	47,400	198,427	202,449	4,022

Media — 0.2%
DIRECTV (a)	1,435	122,506	122,377	(129)
Time Warner Cable, Inc.	857	122,868	116,663	(6,205)

	2,292	245,374	239,040	(6,334)

Total Consumer Discretionary	49,692	443,801	441,489	(2,312)

Consumer Staples — 0.2%
Food Products — 0.0% (g)
New Britain Palm Oil Ltd. (Papua New Guinea)	1,161	11,446	12,188	742

Tobacco — 0.2%
Lorillard, Inc.	2,018	130,888	132,401	1,513

Total Consumer Staples	3,179	142,334	144,589	2,255

Energy — 0.1%
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	1,379	73,818	79,968	6,150

Financials — 0.3%
Banks — 0.1%
Susquehanna Bancshares, Inc.	3,916	49,538	49,381	(157)

Insurance — 0.2%
Catlin Group Ltd. (Bermuda)	5,813	60,943	61,026	83
Friends Life Group Ltd. (United Kingdom)	20,193	116,335	121,172	4,837
Platinum Underwriters Holdings Ltd. (Bermuda)	880	64,319	64,971	652

	26,886	241,597	247,169	5,572

Total Financials	30,802	291,135	296,550	5,415

Health Care — 0.5%
Health Care Equipment & Supplies — 0.2%
CareFusion Corp. (a)	2,180	129,667	129,274	(393)
Tornier N.V. (Netherlands) (a)	570	14,130	13,777	(353)

	2,750	143,797	143,051	(746)

Health Care Providers & Services — 0.1%
Gentiva Health Services, Inc. (a)	2,908	55,630	56,473	843

Health Care Technology — 0.0% (g)
Advanced Computer Software Group plc (United Kingdom)	15,030	31,354	31,410	56

Life Sciences Tools & Services — 0.1%
Covance, Inc. (a)	1,241	131,422	131,807	385

Pharmaceuticals — 0.1%
Allergan, Inc.	568	122,517	124,540	2,023

Total Health Care	22,497	484,720	487,281	2,561

Information Technology — 0.5%
Internet Software & Services — 0.1%
Trulia, Inc. (a)	2,809	116,012	119,888	3,876

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Information Technology — (continued)
Semiconductors & Semiconductor Equipment — 0.4%
CSR plc (United Kingdom)	9,105	117,673	117,254	(419)
Spansion, Inc. (a)	4,247	140,745	150,599	9,854
Tokyo Electron Ltd. (Japan)	1,900	135,045	137,141	2,096

	15,252	393,463	404,994	11,531

Total Information Technology	18,061	509,475	524,882	15,407

Materials — 0.2%
Construction Materials — 0.1%
Lafarge S.A. (France)	1,891	127,483	129,941	2,458

Containers & Packaging — 0.1%
MeadWestvaco Corp.	2,273	116,470	114,286	(2,184)

Total Materials	4,164	243,953	244,227	274

Utilities — 0.2%
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc.	1,841	62,042	63,146	1,104

Multi-Utilities — 0.1%
Integrys Energy Group, Inc.	1,721	136,940	139,573	2,633

Total Utilities	3,562	198,982	202,719	3,737

Total Long Positions of Total Return Basket Swap	133,336	2,388,218	2,421,705	33,487

Short Positions
Common Stocks
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.1%
Greene King plc (United Kingdom)	5,184	61,043	65,628	(4,585)

Media — 0.1%
Comcast Corp.	2,463	137,928	130,896	7,032

Total Consumer Discretionary	7,647	198,971	196,524	2,447

Consumer Staples — 0.0% (g)
Tobacco — 0.0% (g)
Reynolds American, Inc.	587	39,464	39,887	(423)

Energy — 0.1%
Energy Equipment & Services — 0.1%
Halliburton Co.	2,008	74,959	80,300	(5,341)

Financials — 0.2%
Banks — 0.0% (g)
BB&T Corp.	980	34,790	34,584	206

Insurance — 0.2%
Aviva plc (United Kingdom)	14,866	113,518	118,225	(4,707)
RenaissanceRe Holdings Ltd. (Bermuda)	257	24,415	24,577	(162)
XL Group plc (Ireland)	755	26,463	26,040	423

	15,878	164,396	168,842	(4,446)

Total Financials	16,858	199,186	203,426	(4,240)

Health Care — 0.2%
Health Care Equipment & Supplies — 0.0% (g)
Becton, Dickinson and Co.	169	23,773	23,336	437
Wright Medical Group, Inc. (a)	552	13,872	13,474	398

	721	37,645	36,810	835

Health Care Providers & Services — 0.1%
Kindred Healthcare, Inc.	747	13,618	13,790	(172)
Laboratory Corp. of America Holdings (a)	333	38,268	38,222	46

	1,080	51,886	52,012	(126)

Pharmaceuticals — 0.1%
Actavis plc (a)	208	54,860	55,440	(580)

Total Health Care	2,009	144,391	144,262	129

Information Technology — 0.4%
Internet Software & Services — 0.1%
Zillow, Inc. (a)	1,246	119,005	120,762	(1,757)

Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc.	6,054	141,210	138,273	2,937

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Information Technology — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Cypress Semiconductor Corp. (a)	10,330	142,761	152,161	(9,400)
Qorvo, Inc. (a)	1	64	74	(10)

	16,385	284,035	290,508	(6,473)

Total Information Technology	17,631	403,040	411,270	(8,230)

Materials — 0.2%
Construction Materials — 0.1%
Holcim Ltd. (Switzerland) (a)	1,891	131,518	132,732	(1,214)

Containers & Packaging — 0.1%
Rock-Tenn Co.	1,754	116,940	113,835	3,105

Total Materials	3,645	248,458	246,567	1,891

Utilities — 0.2%
Electric Utilities — 0.1%
NextEra Energy, Inc.	440	47,098	48,066	(968)

Multi-Utilities — 0.1%
Wisconsin Energy Corp.	1,941	106,852	108,249	(1,397)

Total Utilities	2,381	153,950	156,315	(2,365)

Total Short Positions of Total Return Basket Swap	52,766	1,462,419	1,478,551	(16,132)

Total of Long and Short Positions of Total Return Basket Swap	80,570	925,799	943,154	17,355

Cash and Other Receivables (4)				39,361

Financing Costs				(528)

Net Dividends				1,757

Net Swap Contract, at value				40,590

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions
Common Stocks
Consumer Discretionary — 1.2%
Auto Components — 0.3%
CIE Automotive S.A. (Spain)	1,495	18,995	21,539	2,544
Cooper Tire & Rubber Co.	641	21,063	22,300	1,237
Dana Holding Corp.	1,041	21,060	21,726	666
Delphi Automotive plc (United Kingdom)	303	20,344	20,825	481
Faurecia (France)	633	23,811	25,622	1,811
Lear Corp.	228	21,295	22,880	1,585
Linamar Corp. (Canada)	413	21,303	23,658	2,355
Magna International, Inc. (Canada)	215	18,528	20,657	2,129
NOK Corp. (Japan)	800	21,636	23,299	1,663
Pirelli & C. S.p.A. (Italy)	1,578	20,384	22,432	2,048
Sanden Corp. (Japan)	4,000	20,257	18,871	(1,386)
Standard Motor Products, Inc.	534	18,898	19,470	572
Tokai Rika Co., Ltd. (Japan)	1,000	20,769	20,812	43
Toyo Tire & Rubber Co., Ltd. (Japan)	1,300	29,156	29,658	502
Valeo S.A. (France)	184	23,738	26,125	2,387

	14,365	321,237	339,874	18,637

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	198	20,368	23,135	2,767
Daimler AG (Germany)	267	21,998	24,281	2,283
Fuji Heavy Industries Ltd. (Japan)	600	21,676	21,953	277
Isuzu Motors Ltd. (Japan)	1,600	19,986	21,548	1,562

	2,665	84,028	90,917	6,889

Distributors — 0.0% (g)
Inchcape plc (United Kingdom)	1,885	19,874	19,775	(99)

Diversified Consumer Services — 0.0% (g)
DeVry Education Group, Inc.	429	17,885	18,194	309

Hotels, Restaurants & Leisure — 0.1%
Carnival plc	469	21,245	21,171	(74)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Consumer Discretionary — (continued)
Hotels, Restaurants & Leisure — (continued)
DineEquity, Inc.	227	24,144	24,232	88
Echo Entertainment Group Ltd. (Australia)	6,065	17,952	19,123	1,171
Marriott Vacations Worldwide Corp.	297	22,186	22,721	535
Royal Caribbean Cruises Ltd.	313	25,509	23,647	(1,862)
Wyndham Worldwide Corp.	271	22,791	22,707	(84)

	7,642	133,827	133,601	(226)

Household Durables — 0.3%
Alpine Electronics, Inc. (Japan)	1,200	19,611	18,772	(839)
Barratt Developments plc (United Kingdom)	3,085	19,746	21,300	1,554
Bellway plc (United Kingdom)	740	19,333	20,330	997
Berkeley Group Holdings plc (United Kingdom)	571	20,099	20,839	740
Forbo Holding AG (Switzerland) (a)	20	20,691	19,462	(1,229)
Leggett & Platt, Inc.	521	22,835	22,210	(625)
Newell Rubbermaid, Inc.	614	23,197	22,638	(559)
Persimmon plc (United Kingdom) (a)	890	19,513	21,341	1,828
PulteGroup, Inc.	1,086	22,839	22,361	(478)
Sekisui Chemical Co., Ltd. (Japan)	2,000	23,504	22,039	(1,465)
Sumitomo Forestry Co., Ltd. (Japan)	2,000	19,450	18,769	(681)
Whirlpool Corp.	113	22,089	22,496	407

	12,840	252,907	252,557	(350)

Internet & Catalog Retail — 0.0% (g)
Home Retail Group plc (United Kingdom)	7,011	21,027	20,296	(731)

Leisure Products — 0.0% (g)
Heiwa Corp. (Japan)	1,000	19,598	20,216	618

Media — 0.1%
Cogeco Cable, Inc. (Canada)	376	21,828	21,601	(227)
John Wiley & Sons, Inc.	354	20,557	21,934	1,377
Lagardere SCA (France)	874	22,630	23,979	1,349
Omnicom Group, Inc.	288	21,067	20,966	(101)
Shaw Communications, Inc. (Canada)	790	18,769	18,241	(528)

	2,682	104,851	106,721	1,870

Multiline Retail — 0.1%
Canadian Tire Corp Ltd. (Canada)	196	18,451	18,076	(375)
Dillard’s, Inc.	196	22,428	22,265	(163)
Harvey Norman Holdings Ltd. (Australia)	6,272	17,854	19,287	1,433
Macy’s, Inc.	369	23,003	23,572	569

	7,033	81,736	83,200	1,464

Specialty Retail — 0.1%
Best Buy Co., Inc.	604	20,717	21,261	544
Cato Corp. (The)	596	25,837	25,270	(567)
EDION Corp. (Japan)	3,000	21,490	22,405	915
Foot Locker, Inc.	387	20,174	20,596	422
GameStop Corp.	486	16,748	17,132	384
WH Smith plc (United Kingdom)	1,125	22,748	22,875	127

	6,198	127,714	129,539	1,825

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.	194	20,731	21,608	877
Iconix Brand Group, Inc. (a)	521	17,355	17,318	(37)
Movado Group, Inc.	769	18,071	18,479	408

	1,484	56,157	57,405	1,248

Total Consumer Discretionary	65,234	1,240,841	1,272,295	31,454

Consumer Staples — 0.4%
Beverages — 0.1%
Dr. Pepper Snapple Group, Inc.	295	22,275	22,795	520
Heineken Holding N.V. (Netherlands)	321	19,756	21,093	1,337
Molson Coors Brewing Co.	269	20,057	20,425	368

	885	62,088	64,313	2,225

Food & Staples Retailing — 0.1%
Andersons, Inc. (The)	326	15,175	14,663	(512)
CVS Health Corp.	243	23,612	23,853	241
Delhaize Group S.A. (Belgium)	304	23,102	25,293	2,191

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Consumer Staples — (continued)
Food & Staples Retailing — (continued)
Jean Coutu Group PJC, Inc. (The) (Canada)	864	17,053	17,332	279
Kesko OYJ (Finland)	544	19,858	19,899	41
Metro, Inc. (Canada)	304	22,101	24,058	1,957
Sonae SGPS S.A. (Portugal)	15,756	19,746	20,724	978

	18,341	140,647	145,822	5,175

Food Products — 0.2%
Bunge Ltd.	237	21,463	21,219	(244)
Cal-Maine Foods, Inc.	481	17,619	16,859	(760)
Ingredion, Inc.	264	21,851	21,289	(562)
Pilgrim’s Pride Corp.	677	23,404	18,381	(5,023)
Pinnacle Foods, Inc.	616	22,145	22,157	12
Sanderson Farms, Inc.	244	19,698	19,510	(188)
Tate & Lyle plc (United Kingdom)	2,094	20,566	21,384	818
Tyson Foods, Inc.	506	20,285	19,754	(531)

	5,119	167,031	160,553	(6,478)

Household Products — 0.0% (g)
Henkel AG & Co., KGaA (Germany)	230	22,114	23,586	1,472

Personal Products — 0.0% (g)
USANA Health Sciences, Inc. (a)	192	19,446	18,824	(622)

Tobacco — 0.0% (g)
Imperial Tobacco Group plc (United Kingdom)	457	19,614	21,503	1,889

Total Consumer Staples	25,224	430,940	434,601	3,661

Energy — 0.7%
Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	415	22,215	24,066	1,851
Helmerich & Payne, Inc.	257	15,466	15,307	(159)
Hunting plc (United Kingdom)	2,564	17,132	15,359	(1,773)
John Wood Group plc (United Kingdom)	2,029	16,327	17,450	1,123
Newpark Resources, Inc. (a)	2,227	18,885	19,241	356
Patterson-UTI Energy, Inc.	977	13,404	16,765	3,361
Rowan Cos. plc	911	19,377	19,240	(137)
RPC, Inc.	1,375	14,561	17,146	2,585
Superior Energy Services, Inc.	896	15,474	17,920	2,446
Unit Corp. (a)	623	17,120	18,553	1,433
WorleyParsons Ltd. (Australia)	2,642	18,298	19,787	1,489

	14,916	188,259	200,834	12,575

Oil, Gas & Consumable Fuels — 0.5%
Beach Energy Ltd. (Australia)	21,626	16,909	16,162	(747)
Bonavista Energy Corp. (Canada)	3,393	16,671	16,021	(650)
Caltex Australia Ltd. (Australia)	760	20,605	19,773	(832)
Canadian Natural Resources Ltd. (Canada)	645	16,493	18,700	2,207
Enbridge Income Fund Holdings, Inc. (Canada)	614	18,803	19,893	1,090
Green Plains, Inc.	857	17,568	20,062	2,494
HollyFrontier Corp.	459	13,857	16,487	2,630
Keyera Corp. (Canada)	252	15,259	14,874	(385)
Marathon Petroleum Corp.	229	17,599	21,203	3,604
Neste Oil OYJ (Finland)	970	23,629	26,855	3,226
Parkland Fuel Corp. (Canada)	1,056	16,930	18,192	1,262
PBF Energy, Inc.	798	18,314	22,424	4,110
Phillips 66	279	16,486	19,619	3,133
Repsol S.A. (Spain)	961	16,120	17,033	913
REX American Resources Corp. (a)	300	15,708	16,653	945
Ship Finance International Ltd. (Norway)	1,226	17,054	17,029	(25)
Showa Shell Sekiyu KK (Japan)	2,500	24,337	24,589	252
Suncor Energy, Inc. (Canada)	638	17,123	19,029	1,906
Tesoro Corp.	284	19,303	23,211	3,908
TransCanada Corp. (Canada)	434	17,677	19,311	1,634
Valero Energy Corp.	410	18,069	21,681	3,612
Veresen, Inc. (Canada)	1,362	16,682	17,332	650
Western Refining, Inc.	456	14,825	16,931	2,106
World Fuel Services Corp.	513	23,424	25,122	1,698

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Energy — (continued)
Oil, Gas & Consumable Fuels — (continued)

	41,022	429,445	468,186	38,741

Total Energy	55,938	617,704	669,020	51,316

Financials — 1.0%
Banks — 0.1%
Bendigo and Adelaide Bank Ltd. (Australia)	1,889	18,699	19,676	977
Credit Agricole S.A. (France)	1,439	17,089	17,179	90
Fifth Third Bancorp	1,047	18,867	18,113	(754)
First Interstate BancSystem, Inc.	714	17,286	17,065	(221)
Huntington Bancshares, Inc.	2,095	20,342	20,992	650
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,700	19,499	19,923	424
Resona Holdings, Inc. (Japan)	3,600	17,910	18,038	128

	14,484	129,692	130,986	1,294

Capital Markets — 0.2%
3i Group plc (United Kingdom)	3,009	19,702	20,816	1,114
Arlington Asset Investment Corp.	756	19,527	20,057	530
BGC Partners, Inc.	2,447	20,041	19,160	(881)
Intermediate Capital Group plc (United Kingdom)	2,911	19,942	21,616	1,674
Investec plc (South Africa)	2,284	18,803	19,265	462
Man Group plc (United Kingdom)	9,921	23,630	26,778	3,148
Okasan Securities Group, Inc. (Japan) (a)	3,000	22,306	21,357	(949)

	24,328	143,951	149,049	5,098

Consumer Finance — 0.0% (g)
Capital One Financial Corp.	252	19,391	18,449	(942)
Nelnet, Inc.	432	18,822	18,896	74

	684	38,213	37,345	(868)

Diversified Financial Services — 0.0% (g)
Voya Financial, Inc.	527	20,300	20,558	258

Insurance — 0.7%
Ageas (Belgium)	583	19,115	19,981	866
American Equity Investment Life Holding Co.	728	19,066	18,571	(495)
Amlin plc (United Kingdom)	2,870	20,835	21,069	234
AmTrust Financial Services, Inc.	416	20,800	21,058	258
Aspen Insurance Holdings Ltd. (Bermuda)	475	20,178	20,577	399
Assurant, Inc.	302	19,527	19,180	(347)
AXA S.A. (France)	915	20,131	21,563	1,432
Baloise Holding AG (Switzerland)	165	21,898	21,564	(334)
Catlin Group Ltd. (Bermuda)	2,397	25,130	25,164	34
CNO Financial Group, Inc.	1,139	17,074	17,677	603
CNP Assurances (France)	1,114	18,400	19,625	1,225
Delta Lloyd N.V. (Netherlands)	918	18,062	17,407	(655)
Direct Line Insurance Group plc (United Kingdom)	4,673	21,509	21,995	486
First American Financial Corp.	683	23,352	23,236	(116)
Great-West Lifeco, Inc. (Canada)	737	18,139	18,682	543
Hannover Rueck SE (Germany)	246	21,295	22,083	788
Hanover Insurance Group, Inc. (The)	303	21,055	20,907	(148)
Horace Mann Educators Corp.	682	20,924	20,781	(143)
Legal & General Group plc (United Kingdom)	5,583	20,859	22,528	1,669
Lincoln National Corp.	379	19,048	18,943	(105)
Manulife Financial Corp. (Canada)	1,119	17,498	17,947	449
Montpelier Re Holdings Ltd. (Bermuda)	633	22,092	22,237	145
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	106	20,140	21,321	1,181
Old Mutual plc (United Kingdom)	7,184	20,707	22,528	1,821
PartnerRe Ltd. (Bermuda)	179	20,048	20,478	430
Phoenix Group Holdings (United Kingdom)	1,707	20,695	21,571	876
Reinsurance Group of America, Inc.	244	20,281	20,206	(75)
SCOR SE (France)	677	19,169	21,164	1,995
Suncorp Group Ltd. (Australia)	1,613	17,507	18,484	977
Symetra Financial Corp.	861	17,892	17,487	(405)
Talanx AG (Germany)	653	18,497	19,930	1,433
Universal Insurance Holdings, Inc.	1,039	21,694	24,136	2,442
Zurich Insurance Group AG (Switzerland) (a)	69	22,186	22,950	764

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Financials — (continued)
Insurance — (continued)

	41,392	664,803	683,030	18,227

Thrifts & Mortgage Finance — 0.0% (g)
Aareal Bank AG (Germany)	490	18,625	18,624	(1)
Genworth MI Canada, Inc. (Canada)	607	15,255	15,104	(151)

	1,097	33,880	33,728	(152)

Total Financials	82,512	1,030,839	1,054,696	23,857

Health Care — 0.5%
Health Care Equipment & Supplies — 0.0% (g)
Straumann Holding AG (Switzerland)	85	21,467	19,264	(2,203)

Health Care Providers & Services — 0.3%
Anthem, Inc.	164	21,991	22,133	142
Cardinal Health, Inc.	258	20,859	21,463	604
Chemed Corp.	197	19,950	19,925	(25)
Express Scripts Holding Co. (a)	269	22,677	21,711	(966)
Health Net, Inc. (a)	433	23,183	23,456	273
Humana, Inc.	151	22,336	22,112	(224)
McKesson Corp.	102	21,552	21,690	138
MEDNAX, Inc. (a)	332	21,470	22,539	1,069
PharMerica Corp. (a)	1,026	23,280	23,608	328
Quest Diagnostics, Inc.	338	22,822	24,022	1,200
Select Medical Holdings Corp.	1,538	20,840	20,794	(46)
Sonic Healthcare Ltd. (Australia)	1,402	19,900	20,563	663
Universal Health Services, Inc.	203	21,449	20,814	(635)

	6,413	282,309	284,830	2,521

Life Sciences Tools & Services — 0.0% (g)
Lonza Group AG (Switzerland) (a)	184	20,139	21,883	1,744

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)	284	20,229	20,289	60
Ipsen S.A. (France)	394	19,818	20,079	261
Kaken Pharmaceutical Co., Ltd. (Japan)	1,000	20,130	21,468	1,338
Kissei Pharmaceutical Co., Ltd. (Japan)	800	22,256	24,185	1,929
Merck KGaA (Germany)	229	21,927	22,955	1,028
Mitsubishi Tanabe Pharma Corp. (Japan)	1,300	20,494	20,702	208
Recordati S.p.A. (Italy)	1,206	18,444	19,965	1,521
Roche Holding AG (Switzerland)	73	20,996	20,094	(902)
Shionogi & Co., Ltd. (Japan)	800	23,679	24,219	540

	6,086	187,973	193,956	5,983

Total Health Care	12,768	511,888	519,933	8,045

Industrials — 0.9%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada)	5,450	13,232	12,438	(794)
Cobham plc (United Kingdom)	4,536	21,924	22,320	396
Engility Holdings, Inc. (a)	484	20,178	19,312	(866)
Meggitt plc (United Kingdom)	2,636	20,568	21,400	832
Safran S.A. (France)	331	20,516	22,139	1,623
Thales S.A. (France)	390	21,176	20,625	(551)

	13,827	117,594	118,234	640

Air Freight & Logistics — 0.1%
bpost S.A. (Belgium)	824	20,940	21,714	774
CTT-Correios de Portugal S.A. (Portugal)	2,188	20,907	23,117	2,210
Royal Mail plc (United Kingdom)	2,959	19,260	19,387	127

	5,971	61,107	64,218	3,111

Airlines — 0.1%
Alaska Air Group, Inc.	375	23,051	25,451	2,400
Delta Air Lines, Inc.	490	22,075	23,182	1,107
easyJet plc (United Kingdom)	834	20,665	23,390	2,725
Hawaiian Holdings, Inc. (a)	816	19,755	15,863	(3,892)
JetBlue Airways Corp. (a)	1,340	19,765	22,499	2,734
Southwest Airlines Co.	570	22,173	25,752	3,579

	4,425	127,484	136,137	8,653

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Industrials — (continued)
Building Products — 0.0% (g)
Sanwa Holdings Corp. (Japan)	3,000	21,362	20,949	(413)

Commercial Services & Supplies — 0.2%
ACCO Brands Corp. (a)	2,467	20,205	19,539	(666)
Deluxe Corp.	342	20,571	22,206	1,635
Downer EDI Ltd. (Australia)	5,074	17,464	16,630	(834)
Kaba Holding AG (Switzerland) (a)	40	20,248	20,126	(122)
Mineral Resources Ltd. (Australia)	3,328	19,015	17,462	(1,553)
Pitney Bowes, Inc.	844	19,800	20,239	439
Steelcase, Inc.	1,160	19,558	19,581	23
West Corp.	646	20,355	21,124	769

	13,901	157,216	156,907	(309)

Construction & Engineering — 0.1%
Boskalis Westminster N.V. (Netherlands)	392	18,243	17,420	(823)
COMSYS Holdings Corp. (Japan)	1,200	16,169	16,493	324
Galliford Try plc (United Kingdom)	1,059	19,543	20,991	1,448
Nippo Corp. (Japan)	1,000	15,873	15,712	(161)
Takeuchi Manufacturing Co., Ltd. (Japan)	500	19,794	18,628	(1,166)
Toda Corp. (Japan)	5,000	19,153	18,053	(1,100)

	9,151	108,775	107,297	(1,478)

Electrical Equipment — 0.0% (g)
Fuji Electric Co., Ltd. (Japan)	5,000	19,807	21,630	1,823

Industrial Conglomerates — 0.0% (g)
Carlisle Cos., Inc.	230	21,298	20,626	(672)
INDUS Holding AG (Germany)	454	19,464	19,859	395

	684	40,762	40,485	(277)

Machinery — 0.2%
American Railcar Industries, Inc.	413	19,729	20,733	1,004
Duerr AG (Germany)	236	19,914	21,548	1,634
Greenbrier Cos., Inc. (The)	395	19,651	20,512	861
Hino Motors Ltd. (Japan)	1,500	21,350	21,524	174
Joy Global, Inc.	399	16,914	16,734	(180)
Sumitomo Heavy Industries Ltd. (Japan)	4,000	21,126	21,902	776
Trinity Industries, Inc.	571	14,144	15,114	970
Tsubakimoto Chain Co. (Japan)	2,000	15,852	16,282	430

	9,514	148,680	154,349	5,669

Professional Services — 0.0% (g)
Korn/Ferry International (a)	756	21,765	21,546	(219)

Trading Companies & Distributors — 0.1%
Aircastle Ltd.	994	20,258	19,940	(318)
Finning International, Inc. (Canada)	851	14,021	14,030	9
GATX Corp.	337	17,894	19,260	1,366

	2,182	52,173	53,230	1,057

Transportation Infrastructure — 0.0% (g)
Atlantia S.p.A. (Italy)	907	21,849	23,399	1,550

Total Industrials	69,318	898,574	918,381	19,807

Information Technology — 1.3%
Communications Equipment — 0.1%
Brocade Communications Systems, Inc.	1,900	22,239	21,128	(1,111)
Harris Corp.	294	19,789	19,736	(53)
Hitachi Kokusai Electric, Inc. (Japan)	2,000	28,279	27,472	(807)
Pace plc (United Kingdom)	3,718	19,464	18,727	(737)

	7,912	89,771	87,063	(2,708)

Electronic Equipment, Instruments & Components — 0.3%
Alps Electric Co., Ltd. (Japan)	1,200	23,967	25,312	1,345
Arrow Electronics, Inc. (a)	366	19,863	20,144	281
Benchmark Electronics, Inc. (a)	865	21,115	20,959	(156)
CDW Corp.	668	23,634	22,886	(748)
Corning, Inc.	1,003	23,089	23,841	752
Flextronics International Ltd. (a)	1,923	20,537	21,384	847
Hitachi High-Technologies Corp. (Japan)	700	20,987	22,026	1,039

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Information Technology — (continued)
Electronic Equipment, Instruments & Components — (continued)
Ingram Micro, Inc. (a)	760	19,152	19,137	(15)
Insight Enterprises, Inc. (a)	910	21,749	21,540	(209)
Iriso Electronics Co., Ltd. (Japan)	400	20,349	23,435	3,086
Japan Aviation Electronics Industry Ltd. (Japan)	1,000	24,506	22,958	(1,548)
Oki Electric Industry Co., Ltd. (Japan)	10,000	20,014	20,608	594
Sanmina Corp. (a)	823	18,847	17,431	(1,416)
TE Connectivity Ltd. (Switzerland)	335	20,887	22,241	1,354
Tech Data Corp. (a)	339	18,994	19,357	363
Vishay Intertechnology, Inc.	1,516	20,011	20,648	637

	22,808	337,701	343,907	6,206

IT Services — 0.2%
Broadridge Financial Solutions, Inc.	468	21,500	22,459	959
CGI Group, Inc. (Canada) (a)	559	19,938	22,150	2,212
Computer Sciences Corp.	345	21,514	20,935	(579)
Convergys Corp.	1,025	20,377	19,639	(738)
CSG Systems International, Inc.	791	19,877	19,395	(482)
DH Corp. (Canada)	642	17,790	17,931	141
DST Systems, Inc.	210	19,843	20,307	464
SCSK Corp. (Japan)	800	20,164	20,117	(47)
Western Union Co. (The)	1,208	20,536	20,536	—
Xerox Corp.	1,577	21,116	20,769	(347)

	7,625	202,655	204,238	1,583

Semiconductors & Semiconductor Equipment — 0.3%
ams AG (Austria)	568	20,411	22,393	1,982
ASM International N.V. (Netherlands)	499	19,680	20,505	825
Avago Technologies Ltd. (Singapore)	243	24,621	25,000	379
Broadcom Corp.	489	20,025	20,751	726
Cirrus Logic, Inc. (a)	1,027	24,668	27,216	2,548
First Solar, Inc. (a)	365	14,658	15,447	789
Intel Corp.	601	21,750	19,857	(1,893)
Lam Research Corp.	262	20,090	20,027	(63)
Micron Technology, Inc. (a)	622	18,225	18,203	(22)
MKS Instruments, Inc.	574	19,040	20,096	1,056
NVIDIA Corp.	1,031	20,208	19,800	(408)
Skyworks Solutions, Inc.	343	24,464	28,486	4,022
Texas Instruments, Inc.	391	20,483	20,899	416

	7,015	268,323	278,680	10,357

Software — 0.2%
Activision Blizzard, Inc.	1,040	19,292	21,731	2,439
Ebix, Inc.	1,414	30,274	32,310	2,036
Open Text Corp. (Canada)	369	19,850	20,925	1,075
Playtech plc (United Kingdom)	1,828	17,847	18,695	848
Software AG (Germany)	852	20,801	22,625	1,824
Symantec Corp.	803	20,003	19,890	(113)
Synopsys, Inc. (a)	485	20,239	20,850	611
Take-Two Interactive Software, Inc. (a)	801	22,188	23,806	1,618
UBISOFT Entertainment (France) (a)	1,131	20,849	22,864	2,015

	8,723	191,343	203,696	12,353

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	191	20,403	22,378	1,975
Brother Industries Ltd. (Japan)	1,200	21,363	20,785	(578)
Hewlett-Packard Co.	578	22,074	20,883	(1,191)
Lexmark International, Inc.	489	18,543	19,516	973
NetApp, Inc.	482	18,535	18,220	(315)
SanDisk Corp.	222	17,431	16,852	(579)
Seagate Technology plc	325	20,241	18,343	(1,898)
Seiko Epson Corp. (Japan)	400	16,570	16,435	(135)
Western Digital Corp.	208	21,778	20,224	(1,554)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Information Technology — (continued)
Technology Hardware, Storage & Peripherals — (continued)

	4,095	176,938	173,636	(3,302)

Total Information Technology	58,178	1,266,731	1,291,220	24,489

Materials — 0.5%
Chemicals — 0.2%
Asahi Kasei Corp. (Japan)	2,000	19,097	19,961	864
Celanese Corp.	360	20,048	19,354	(694)
CF Industries Holdings, Inc.	82	23,677	25,041	1,364
Daicel Corp. (Japan)	2,000	24,294	25,121	827
Dow Chemical Co. (The)	436	18,883	19,690	807
LyondellBasell Industries N.V.	247	18,592	19,535	943
Olin Corp.	845	19,334	21,184	1,850
Potash Corp. of Saskatchewan, Inc. (Canada)	641	21,074	23,336	2,262
Tosoh Corp. (Japan)	5,000	25,101	27,293	2,192

	11,611	190,100	200,515	10,415

Construction Materials — 0.0% (g)
Adelaide Brighton Ltd. (Australia)	7,242	20,360	20,183	(177)
CSR Ltd. (Australia)	6,638	18,649	20,671	2,022

	13,880	39,009	40,854	1,845

Containers & Packaging — 0.0% (g)
Smurfit Kappa Group plc (Ireland)	999	23,353	24,677	1,324
Sonoco Products Co.	513	22,418	22,675	257

	1,512	45,771	47,352	1,581

Metals & Mining — 0.2%
Centerra Gold, Inc. (Canada)	3,987	21,412	23,909	2,497
Compass Minerals International, Inc.	238	21,194	20,801	(393)
Kobe Steel Ltd. (Japan) (a)	13,000	21,157	23,026	1,869
Mitsubishi Materials Corp. (Japan)	7,000	21,705	22,294	589
Sherritt International Corp. (Canada)	9,422	15,483	15,868	385
Steel Dynamics, Inc.	933	16,024	15,898	(126)
Sumitomo Metal Mining Co., Ltd. (Japan)	1,000	13,688	14,460	772
Western Areas Ltd. (Australia)	5,609	15,539	17,554	2,015

	41,189	146,202	153,810	7,608

Paper & Forest Products — 0.1%
Mondi plc (South Africa)	1,227	19,921	21,974	2,053
Stora Enso OYJ (Finland)	2,534	21,812	24,654	2,842
UPM-Kymmene OYJ (Finland)	1,251	20,123	22,038	1,915

	5,012	61,856	68,666	6,810

Total Materials	73,204	482,938	511,197	28,259

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
BCE, Inc. (Canada)	439	19,008	20,162	1,154
Belgacom S.A. (Belgium)	550	19,070	20,506	1,436
CenturyLink, Inc.	498	19,073	18,511	(562)
iiNET Ltd. (Australia)	2,987	17,347	17,440	93
Verizon Communications, Inc.	412	19,405	18,833	(572)

	4,886	93,903	95,452	1,549

Wireless Telecommunication Services — 0.0% (g)
Freenet AG (Germany)	777	22,047	23,232	1,185
KDDI Corp. (Japan)	300	20,168	21,365	1,197

	1,077	42,215	44,597	2,382

Total Telecommunication Services	5,963	136,118	140,049	3,931

Utilities — 0.4%
Electric Utilities — 0.2%
American Electric Power Co., Inc.	357	22,548	22,423	(125)
EDP - Energias de Portugal S.A. (Portugal)	5,020	19,135	19,156	21
Empire District Electric Co. (The)	733	22,269	22,335	66
Enel S.p.A. (Italy)	4,256	17,377	19,266	1,889
Iberdrola S.A. (Spain)	2,987	18,629	20,684	2,055
IDACORP, Inc.	336	22,657	22,818	161
Red Electrica Corp., S.A. (Spain)	244	20,019	20,834	815

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Utilities — (continued)
Electric Utilities — (continued)
SSE plc (United Kingdom)	828	18,448	20,066	1,618
Westar Energy, Inc.	549	22,937	23,453	516

	15,310	184,019	191,035	7,016

Gas Utilities — 0.1%
Enagas S.A. (Spain)	633	18,629	20,100	1,471
Gas Natural SDG S.A. (Spain)	731	15,971	17,181	1,210
Snam S.p.A. (Italy)	4,130	18,746	20,236	1,490
Tokyo Gas Co., Ltd. (Japan)	4,000	22,402	24,058	1,656

	9,494	75,748	81,575	5,827

Multi-Utilities — 0.1%
Ameren Corp.	489	22,518	22,142	(376)
Hera S.p.A. (Italy)	8,147	18,645	19,977	1,332
National Grid plc (United Kingdom)	1,413	19,381	19,910	529
Public Service Enterprise Group, Inc.	504	21,501	21,511	10
SCANA Corp.	375	23,306	23,914	608
Vectren Corp.	462	22,398	22,139	(259)

	11,390	127,749	129,593	1,844

Total Utilities	36,194	387,516	402,203	14,687

Total Long Positions of Total Return Basket Swap	484,533	7,004,089	7,213,595	209,506

Short Positions
Common Stocks (continued)
Consumer Discretionary — 1.1%
Auto Components — 0.0% (g)
American Axle & Manufacturing Holdings, Inc. (a)	1,056	24,710	25,714	(1,004)

Diversified Consumer Services — 0.0% (g)
Benesse Holdings, Inc. (Japan)	600	17,907	18,011	(104)
Houghton Mifflin Harcourt Co. (a)	987	18,684	19,424	(740)

	1,587	36,591	37,435	(844)

Hotels, Restaurants & Leisure — 0.3%
Accor S.A. (France)	498	21,470	24,943	(3,473)
Autogrill S.p.A. (Italy) (a)	3,185	23,912	27,299	(3,387)
Belmond Ltd. (Bermuda) (a)	1,838	20,494	20,200	294
Choice Hotels International, Inc.	396	23,119	22,750	369
Crown Resorts Ltd. (Australia)	1,693	16,078	17,938	(1,860)
Dunkin’ Brands Group, Inc.	460	21,077	21,763	(686)
InterContinental Hotels Group plc (United Kingdom)	543	21,280	21,772	(492)
Krispy Kreme Doughnuts, Inc. (a)	1,079	20,425	21,008	(583)
Merlin Entertainments plc (United Kingdom)	3,390	20,404	20,603	(199)
MGM Resorts International (a)	849	17,184	16,538	646
Panera Bread Co. (a)	126	21,574	21,654	(80)
Starbucks Corp.	272	21,646	23,808	(2,162)
Thomas Cook Group plc (United Kingdom) (a)	9,864	19,255	19,062	193
Wynn Resorts Ltd.	113	16,684	16,718	(34)

	24,306	284,602	296,056	(11,454)

Household Durables — 0.0% (g)
Mohawk Industries, Inc. (a)	130	21,146	21,455	(309)
Tempur Sealy International, Inc. (a)	392	20,646	21,572	(926)
TRI Pointe Homes, Inc. (a)	1,348	18,953	19,317	(364)

	1,870	60,745	62,344	(1,599)

Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	69	19,800	24,463	(4,663)
HomeAway, Inc. (a)	619	16,205	15,778	427
Netflix, Inc. (a)	55	17,807	24,299	(6,492)
Ocado Group plc (United Kingdom) (a)	3,861	23,335	23,901	(566)
Rakuten, Inc. (Japan)	1,400	19,520	19,576	(56)
Start Today Co., Ltd. (Japan)	1,000	20,978	20,412	566
TripAdvisor, Inc. (a)	272	18,058	18,227	(169)
Yoox S.p.A. (Italy) (a)	903	17,337	19,602	(2,265)

	8,179	153,040	166,258	(13,218)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Consumer Discretionary — (continued)
Media — 0.2%
AMC Networks, Inc. (a)	353	21,702	23,545	(1,843)
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	1,419	18,664	20,877	(2,213)
Charter Communications, Inc. (a)	132	21,185	19,947	1,238
JCDecaux S.A. (France)	631	20,984	22,806	(1,822)
Mediaset S.p.A. (Italy) (a)	4,940	18,908	22,519	(3,611)
Nexstar Broadcasting Group, Inc.	389	18,225	19,409	(1,184)
Rentrak Corp. (a)	282	20,200	21,694	(1,494)
Sirius XM Holdings, Inc. (a)	5,999	21,116	21,297	(181)

	14,145	160,984	172,094	(11,110)

Multiline Retail — 0.1%
Don Quijote Holdings Co., Ltd. (Japan)	300	21,294	22,022	(728)
J. Front Retailing Co., Ltd. (Japan)	1,700	20,259	21,874	(1,615)
Marui Group Co., Ltd. (Japan)	2,500	23,138	26,250	(3,112)

	4,500	64,691	70,146	(5,455)

Specialty Retail — 0.2%
AutoCanada, Inc. (Canada)	514	16,643	13,098	3,545
Cabela’s, Inc. (a)	365	19,659	20,057	(398)
Dufry AG (Switzerland) (a)	141	19,841	20,823	(982)
Five Below, Inc. (a)	422	14,061	14,061	—
Hibbett Sports, Inc. (a)	470	22,132	22,109	23
Inditex S.A. (Spain)	770	21,232	22,740	(1,508)
Lumber Liquidators Holdings, Inc. (a)	307	16,946	19,387	(2,441)
Restoration Hardware Holdings, Inc. (a)	204	18,195	17,856	339
Sally Beauty Holdings, Inc. (a)	732	21,228	22,750	(1,522)
Sports Direct International plc (United Kingdom) (a)	2,051	22,120	21,980	140
Super Retail Group Ltd. (Australia)	3,291	20,160	22,366	(2,206)
SuperGroup plc (United Kingdom) (a)	1,684	22,535	24,350	(1,815)
Urban Outfitters, Inc. (a)	559	18,441	19,487	(1,046)

	11,510	253,193	261,064	(7,871)

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	240	15,295	16,595	(1,300)
Kate Spade & Co. (a)	619	16,354	19,517	(3,163)
lululemon athletica, Inc. (Canada) (a)	418	26,129	27,688	(1,559)

	1,277	57,778	63,800	(6,022)

Total Consumer Discretionary	68,430	1,096,334	1,154,911	(58,577)

Consumer Staples — 0.5%
Beverages — 0.1%
Boston Beer Co., Inc. (The) (a)	68	19,833	21,387	(1,554)
Coca-Cola Amatil Ltd. (Australia)	2,558	18,196	19,317	(1,121)
Diageo plc (United Kingdom)	720	20,448	21,364	(916)
Remy Cointreau S.A. (France)	300	20,196	22,235	(2,039)

	3,646	78,673	84,303	(5,630)

Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	257	23,575	23,464	111
Distribuidora Internacional de Alimentacion S.A. (Spain)	2,710	16,825	17,602	(777)
Fresh Market Inc. (The) (a)	558	20,640	21,265	(625)
Jeronimo Martins SGPS S.A. (Portugal)	1,805	18,181	19,495	(1,314)
METRO AG (Germany) (a)	652	19,711	20,121	(410)
PriceSmart, Inc.	237	19,621	19,382	239
Sprouts Farmers Market, Inc. (a)	683	23,181	24,868	(1,687)
SUPERVALU, Inc. (a)	2,479	23,402	24,145	(743)
United Natural Foods, Inc. (a)	302	22,976	23,339	(363)
Whole Foods Market, Inc.	407	20,590	21,203	(613)

	10,090	208,702	214,884	(6,182)

Food Products — 0.2%
Associated British Foods plc (United Kingdom)	455	21,575	21,266	309
Barry Callebaut AG (Switzerland) (a)	20	21,549	19,974	1,575
Boulder Brands, Inc. (a)	1,850	18,611	18,556	55
Corbion N.V. (Netherlands)	1,312	20,302	21,853	(1,551)
Kagome Co., Ltd. (Japan)	1,300	20,085	20,657	(572)
Kikkoman Corp. (Japan) (a)	1,000	26,206	29,762	(3,556)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Consumer Staples — (continued)
Food Products — (continued)
WhiteWave Foods Co. (The) (a)	561	18,378	18,496	(118)
Yakult Honsha Co., Ltd. (Japan)	400	22,118	24,457	(2,339)

	6,898	168,824	175,021	(6,197)

Personal Products — 0.0% (g)
Beiersdorf AG (Germany)	263	21,970	23,121	(1,151)
Estee Lauder Cos., Inc. (The)	290	21,376	20,471	905

	553	43,346	43,592	(246)

Total Consumer Staples	21,187	499,545	517,800	(18,255)

Energy — 0.4%
Energy Equipment & Services — 0.0% (g)
Saipem S.p.A. (Italy) (a)	1,424	11,863	12,921	(1,058)

Oil, Gas & Consumable Fuels — 0.4%
Antero Resources Corp. (a)	370	13,017	12,820	197
Athabasca Oil Corp. (Canada) (a)	7,559	11,886	11,065	821
Bellatrix Exploration Ltd. (Canada) (a)	5,408	13,223	10,938	2,285
Bill Barrett Corp. (a)	1,583	15,687	16,147	(460)
Cobalt International Energy, Inc. (a)	2,073	16,377	18,906	(2,529)
CONSOL Energy, Inc.	553	16,667	16,009	658
Continental Resources, Inc. (a)	512	18,898	23,245	(4,347)
Diamondback Energy, Inc. (a)	371	23,540	25,595	(2,055)
Gulfport Energy Corp. (a)	437	15,352	16,820	(1,468)
Kelt Exploration Ltd. (Canada) (a)	3,332	16,525	16,520	5
Matador Resources Co. (a)	950	19,000	20,482	(1,482)
MEG Energy Corp. (Canada) (a)	967	12,748	14,748	(2,000)
Oasis Petroleum, Inc. (a)	1,186	15,442	15,940	(498)
Oil Search Ltd. (Australia)	3,062	17,140	18,522	(1,382)
Ophir Energy plc (United Kingdom) (a)	7,209	13,623	14,583	(960)
Paramount Resources Ltd. (Canada) (a)	813	16,345	18,241	(1,896)
PDC Energy, Inc. (a)	526	22,021	24,164	(2,143)
Rosetta Resources, Inc. (a)	879	15,787	15,005	782
Santos Ltd. (Australia)	2,949	17,164	18,091	(927)
Tourmaline Oil Corp. (Canada) (a)	617	18,283	16,965	1,318
Trilogy Energy Corp. (Canada)	2,892	16,818	14,793	2,025
WPX Energy, Inc. (a)	1,687	18,540	17,983	557

	45,935	364,083	377,582	(13,499)

Total Energy	47,359	375,946	390,503	(14,557)

Financials — 0.9%
Banks — 0.3%
Banca Popolare dell’Emilia Romagna SC (Italy) (a)	2,907	16,260	19,693	(3,433)
Banca Popolare di Milano Scarl (Italy) (a)	28,767	18,775	23,145	(4,370)
Banco Comercial Portugues S.A. (Portugal) (a)	192,979	14,811	13,738	1,073
Bank of Ireland (Ireland) (a)	56,189	19,298	17,016	2,282
Bankia S.A. (Spain) (a)	12,901	17,502	16,911	591
BankUnited, Inc.	677	18,103	18,726	(623)
Commerzbank AG (Germany) (a)	1,408	17,007	16,977	30
Home BancShares, Inc.	665	19,059	19,697	(638)
Lloyds Banking Group plc (United Kingdom) (a)	17,019	19,015	18,905	110
National Australia Bank Ltd. (Australia)	696	18,139	19,306	(1,167)
Signature Bank (a)	171	19,662	20,029	(367)
SVB Financial Group (a)	186	19,162	20,999	(1,837)
TCF Financial Corp.	1,234	17,473	18,140	(667)
Texas Capital Bancshares, Inc. (a)	338	14,953	13,807	1,146
UMB Financial Corp.	345	17,184	16,739	445

	316,482	266,403	273,828	(7,425)

Capital Markets — 0.1%
Artisan Partners Asset Management, Inc.	435	20,219	20,998	(779)
ICAP plc (United Kingdom)	3,055	20,700	21,516	(816)
Julius Baer Group Ltd. (Switzerland) (a)	478	21,191	19,574	1,617
LPL Financial Holdings, Inc.	502	20,341	20,657	(316)
Partners Group Holding AG (Switzerland)	78	20,968	20,949	19
Platinum Asset Management Ltd. (Australia)	3,615	22,439	24,484	(2,045)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Financials — (continued)
Capital Markets — (continued)
Schroders plc (United Kingdom)	537	21,321	23,440	(2,119)

	8,700	147,179	151,618	(4,439)

Consumer Finance — 0.0% (g)
AEON Financial Service Co., Ltd. (Japan)	1,000	19,222	18,181	1,041

Diversified Financial Services — 0.1%
Element Financial Corp. (Canada) (a)	1,510	15,759	16,042	(283)
MSCI, Inc.	445	23,540	23,950	(410)
Onex Corp. (Canada)	378	20,448	20,749	(301)

	2,333	59,747	60,741	(994)

Insurance — 0.1%
Lancashire Holdings Ltd. (United Kingdom)	1,993	16,805	18,326	(1,521)
RSA Insurance Group plc (United Kingdom) (a)	2,717	18,130	18,592	(462)
St. James’s Place plc (United Kingdom)	1,752	21,124	22,641	(1,517)
Standard Life plc (United Kingdom)	3,183	18,568	19,321	(753)
XL Group plc (Ireland)	311	10,901	10,726	175

	9,956	85,528	89,606	(4,078)

Real Estate Management & Development — 0.3%
Aeon Mall Co., Ltd. (Japan)	1,200	21,909	20,060	1,849
Alexander & Baldwin, Inc.	534	19,865	20,431	(566)
Capital & Counties Properties plc (United Kingdom)	3,806	21,350	22,053	(703)
Forest City Enterprises, Inc. (a)	993	24,398	24,328	70
Foxtons Group plc (United Kingdom)	7,789	19,315	22,496	(3,181)
Howard Hughes Corp. (The) (a)	143	16,461	18,680	(2,219)
IMMOFINANZ AG (Austria) (a)	6,697	15,849	15,317	532
Kennedy-Wilson Holdings, Inc.	762	18,981	20,262	(1,281)
Mitsubishi Estate Co., Ltd. (Japan)	1,000	20,317	20,297	20
Mitsui Fudosan Co., Ltd. (Japan)	1,000	26,405	25,551	854
Realogy Holdings Corp. (a)	420	19,039	19,530	(491)
St Joe Co. (The) (a)	1,067	17,339	17,243	96
Sumitomo Realty & Development Co., Ltd. (Japan)	1,000	33,449	32,232	1,217
Tokyo Tatemono Co., Ltd. (Japan)	3,000	21,937	20,438	1,499

	29,411	296,614	298,918	(2,304)

Thrifts & Mortgage Finance — 0.0% (g)
MGIC Investment Corp. (a)	2,105	17,956	17,934	22
Radian Group, Inc.	1,268	20,009	19,984	25
TFS Financial Corp.	1,403	19,698	19,670	28

	4,776	57,663	57,588	75

Total Financials	372,658	932,356	950,480	(18,124)

Health Care — 0.3%
Health Care Equipment & Supplies — 0.0% (g)
Insulet Corp. (a)	513	16,344	15,077	1,267
Olympus Corp. (Japan) (a)	600	21,000	21,051	(51)

	1,113	37,344	36,128	1,216

Health Care Providers & Services — 0.0% (g)
Premier, Inc. (a)	618	19,955	20,085	(130)

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,596	19,695	19,008	687
athenahealth, Inc. (a)	135	18,761	18,861	(100)
HMS Holdings Corp. (a)	969	19,932	19,172	760
M3, Inc. (Japan) (a)	1,300	22,948	26,370	(3,422)
Medidata Solutions, Inc. (a)	411	17,393	17,669	(276)

	4,411	98,729	101,080	(2,351)

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc. (a)	187	21,954	21,406	548
Eurofins Scientific SE (Luxembourg)	85	21,224	21,947	(723)

	272	43,178	43,353	(175)

Pharmaceuticals — 0.1%
BTG plc (United Kingdom) (a)	1,757	21,479	20,933	546
Daiichi Sankyo Co., Ltd. (Japan)	1,400	18,881	20,422	(1,541)
Ono Pharmaceutical Co., Ltd. (Japan)	200	20,558	21,289	(731)
UCB S.A. (Belgium)	257	19,609	20,030	(421)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Health Care — (continued)
Pharmaceuticals — (continued)

	3,614	80,527	82,674	(2,147)

Total Health Care	10,028	279,733	283,320	(3,587)

Industrials — 1.1%
Aerospace & Defense — 0.1%
Airbus Group N.V. (France)	353	18,462	18,827	(365)
DigitalGlobe, Inc. (a)	711	20,640	19,119	1,521
Finmeccanica S.p.A. (Italy) (a)	2,465	22,724	26,991	(4,267)

	3,529	61,826	64,937	(3,111)

Air Freight & Logistics — 0.1%
Hub Group, Inc. (a)	584	19,862	19,506	356
PostNL N.V. (Netherlands) (a)	5,127	17,758	18,684	(926)
Yamato Holdings Co., Ltd. (Japan)	1,000	21,072	22,805	(1,733)

	6,711	58,692	60,995	(2,303)

Airlines — 0.0% (g)
International Consolidated Airlines Group S.A. (United Kingdom) (a)	3,131	23,081	25,678	(2,597)

Building Products — 0.1%
Armstrong World Industries, Inc. (a)	424	21,285	21,497	(212)
Asahi Glass Co., Ltd. (Japan)	4,000	20,443	21,460	(1,017)
Masonite International Corp. (a)	383	22,294	24,022	(1,728)
Nippon Sheet Glass Co., Ltd. (Japan) (a)	21,000	18,965	19,492	(527)
USG Corp. (a)	790	22,871	24,055	(1,184)

	26,597	105,858	110,526	(4,668)

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	2,499	20,105	20,622	(517)
Clean Harbors, Inc. (a)	443	20,467	20,963	(496)
Copart, Inc. (a)	628	21,986	22,985	(999)
Edenred (France)	760	19,689	21,917	(2,228)
G4S plc (United Kingdom)	5,111	21,307	21,955	(648)
Interface, Inc.	1,312	21,123	20,612	511
Regus plc (Luxembourg)	7,016	21,560	21,346	214
Serco Group plc (United Kingdom)	7,433	17,907	17,286	621
Stericycle, Inc. (a)	166	22,163	21,794	369
Transpacific Industries Group Ltd. (Australia)	27,768	17,717	17,834	(117)

	53,136	204,024	207,314	(3,290)

Construction & Engineering — 0.1%
Bouygues S.A. (France)	541	18,869	19,352	(483)
OCI N.V. (Netherlands) (a)	591	18,725	20,893	(2,168)
SNC-Lavalin Group, Inc. (Canada)	525	16,827	17,373	(546)

	1,657	54,421	57,618	(3,197)

Electrical Equipment — 0.0% (g)
ABB Ltd. (Switzerland) (a)	960	18,794	18,516	278
Generac Holdings, Inc. (a)	473	21,299	20,689	610

	1,433	40,093	39,205	888

Industrial Conglomerates — 0.1%
Koninklijke Philips N.V. (Netherlands)	751	20,113	20,830	(717)
Rheinmetall AG (Germany)	540	21,931	23,499	(1,568)
Smiths Group plc (United Kingdom)	1,113	18,126	18,893	(767)

	2,404	60,170	63,222	(3,052)

Machinery — 0.1%
ANDRITZ AG (Austria)	425	22,183	23,052	(869)
Chart Industries, Inc. (a)	473	13,194	13,480	(286)
Colfax Corp. (a)	390	17,488	17,671	(183)
Proto Labs, Inc. (a)	329	20,398	21,184	(786)
Rotork plc (United Kingdom)	516	18,251	17,914	337
Sulzer AG (Switzerland)	165	16,874	17,566	(692)
Zardoya Otis S.A. (Spain)	1,846	19,444	21,048	(1,604)

	4,144	127,832	131,915	(4,083)

Professional Services — 0.1%
Advisory Board Co. (The) (a)	387	18,479	18,143	336
Bureau Veritas S.A. (France)	845	17,254	17,975	(721)
IHS, Inc. (a)	160	18,579	18,421	158

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Industrials — (continued)
Professional Services — (continued)
Intertek Group plc (United Kingdom)	484	16,682	16,716	(34)
Michael Page International plc (United Kingdom)	3,393	23,513	23,815	(302)
SGS S.A. (Switzerland)	10	19,576	19,059	517
Verisk Analytics, Inc. (a)	337	21,130	21,686	(556)

	5,616	135,213	135,815	(602)

Road & Rail — 0.2%
Aurizon Holdings Ltd. (Australia)	5,148	18,365	19,838	(1,473)
Avis Budget Group, Inc. (a)	296	18,095	16,964	1,131
East Japan Railway Co. (Japan)	300	23,017	23,324	(307)
Genesee & Wyoming, Inc. (a)	220	18,143	18,139	4
Hertz Global Holdings, Inc. (a)	803	17,112	16,478	634
JB Hunt Transport Services, Inc.	255	19,961	20,301	(340)
Kansas City Southern	173	18,897	19,046	(149)
Keikyu Corp. (Japan)	2,000	15,210	15,703	(493)
Keio Corp. (Japan)	3,000	22,724	24,627	(1,903)
Kintetsu Corp. (Japan)	6,000	20,290	21,255	(965)
Odakyu Electric Railway Co., Ltd. (Japan)	2,000	18,364	19,620	(1,256)
Tokyu Corp. (Japan)	3,000	19,370	20,003	(633)

	23,195	229,548	235,298	(5,750)

Trading Companies & Distributors — 0.0% (g)
Beacon Roofing Supply, Inc. (a)	747	18,608	17,696	912
Fastenal Co.	472	20,763	20,957	(194)

	1,219	39,371	38,653	718

Total Industrials	132,772	1,140,129	1,171,176	(31,047)

Information Technology — 1.0%
Communications Equipment — 0.1%
Alcatel-Lucent (France) (a)	6,446	20,654	22,537	(1,883)
Ciena Corp. (a)	1,257	23,393	23,280	113
Palo Alto Networks, Inc. (a)	196	23,928	24,772	(844)
ViaSat, Inc. (a)	341	19,099	19,171	(72)

	8,240	87,074	89,760	(2,686)

Electronic Equipment, Instruments & Components — 0.1%
Hirose Electric Co., Ltd. (Japan)	200	23,341	24,219	(878)
Keyence Corp. (Japan)	100	45,261	47,254	(1,993)
Nippon Electric Glass Co., Ltd. (Japan)	5,000	22,327	26,058	(3,731)

	5,300	90,929	97,531	(6,602)

Internet Software & Services — 0.3%
Benefitfocus, Inc. (a)	597	15,982	14,441	1,541
carsales.com Ltd. (Australia)	2,288	18,332	18,347	(15)
Cornerstone OnDemand, Inc. (a)	624	20,230	20,561	(331)
CoStar Group, Inc. (a)	130	22,094	23,986	(1,892)
Cvent, Inc. (a)	830	21,729	20,733	996
Demandware, Inc. (a)	354	16,914	18,960	(2,046)
Equinix, Inc.	99	21,603	21,469	134
Internet Initiative Japan, Inc. (Japan)	1,000	20,334	21,179	(845)
Kakaku.com, Inc. (Japan)	1,500	20,614	21,447	(833)
LinkedIn Corp. (a)	88	18,762	19,777	(1,015)
Marketo, Inc. (a)	637	20,403	21,932	(1,529)
Pandora Media, Inc. (a)	1,107	16,981	18,376	(1,395)
Shutterstock, Inc. (a)	271	15,634	15,255	379
SPS Commerce, Inc. (a)	347	19,033	20,577	(1,544)
Twitter, Inc. (a)	489	18,059	18,352	(293)
Yahoo! Japan Corp. (Japan) (a)	5,900	20,553	20,047	506
Yahoo!, Inc. (a)	443	20,480	19,488	992

	16,704	327,737	334,927	(7,190)

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. (a)	7,376	18,587	18,956	(369)
Advantest Corp. (Japan)	1,800	20,807	23,176	(2,369)
ARM Holdings plc (United Kingdom)	1,490	22,335	23,362	(1,027)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Information Technology — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Cavium, Inc. (a)	317	18,735	18,643	92
SunEdison, Inc. (a)	857	16,283	16,052	231
Ultratech, Inc. (a)	1,120	18,345	17,853	492

	12,960	115,092	118,042	(2,950)

Software — 0.4%
FireEye, Inc. (a)	609	19,768	20,590	(822)
FleetMatics Group plc (Ireland) (a)	573	19,929	20,290	(361)
Fortinet, Inc. (a)	790	23,913	23,617	296
Guidewire Software, Inc. (a)	414	18,878	20,741	(1,863)
Imperva, Inc. (a)	496	22,102	20,713	1,389
Interactive Intelligence Group, Inc. (a)	389	15,968	15,778	190
InterXion Holding N.V. (Netherlands) (a)	753	20,964	20,549	415
Konami Corp. (Japan)	1,100	18,287	20,692	(2,405)
NetSuite, Inc. (a)	192	19,592	18,899	693
Nintendo Co., Ltd. (Japan)	200	20,574	19,467	1,107
Proofpoint, Inc. (a)	477	22,195	23,850	(1,655)
Qlik Technologies, Inc. (a)	744	21,345	21,130	215
salesforce.com, Inc. (a)	328	18,076	18,516	(440)
ServiceNow, Inc. (a)	312	19,853	22,745	(2,892)
Splunk, Inc. (a)	325	17,605	16,786	819
Tyler Technologies, Inc. (a)	191	19,897	20,261	(364)
Ultimate Software Group, Inc. (The) (a)	130	18,227	19,241	(1,014)
Workday, Inc. (a)	219	17,095	17,402	(307)

	8,242	354,268	361,267	(6,999)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Stratasys Ltd. (a)	227	15,895	18,044	(2,149)

Total Information Technology	51,673	990,995	1,019,571	(28,576)

Materials — 0.6%
Chemicals — 0.2%
Chemtura Corp. (a)	793	17,803	17,279	524
FMC Corp.	374	21,741	21,505	236
Intrepid Potash, Inc. (a)	1,300	17,290	17,303	(13)
LANXESS AG (Germany)	399	15,565	19,185	(3,620)
Linde AG (Germany)	115	20,370	22,079	(1,709)
Syngenta AG (Switzerland)	68	22,539	22,158	381
Tokuyama Corp. (Japan)	9,000	18,701	20,233	(1,532)
Toyobo Co., Ltd. (Japan)	13,000	17,714	17,602	112

	25,049	151,723	157,344	(5,621)

Construction Materials — 0.0% (g)
Headwaters, Inc. (a)	1,309	18,064	18,431	(367)
Vulcan Materials Co.	329	21,786	23,198	(1,412)

	1,638	39,850	41,629	(1,779)

Containers & Packaging — 0.0% (g)
Toyo Seikan Group Holdings Ltd. (Japan)	1,700	19,602	22,091	(2,489)

Metals & Mining — 0.4%
Alumina Ltd. (Australia) (a)	14,483	20,551	21,873	(1,322)
Barrick Gold Corp. (Canada)	1,512	16,085	19,336	(3,251)
Carpenter Technology Corp.	420	17,312	15,935	1,377
Daido Steel Co., Ltd. (Japan)	6,000	22,348	23,708	(1,360)
Detour Gold Corp. (Canada) (a)	2,267	21,849	23,193	(1,344)
Eldorado Gold Corp. (Canada)	3,009	20,262	14,445	5,817
Franco-Nevada Corp. (Canada)	362	18,172	20,890	(2,718)
Fresnillo plc (Mexico)	1,920	24,707	25,998	(1,291)
Hecla Mining Co.	7,746	22,696	25,484	(2,788)
Iluka Resources Ltd. (Australia)	3,484	17,014	19,176	(2,162)
Kinross Gold Corp. (Canada) (a)	6,765	22,383	22,946	(563)
New Gold, Inc. (Canada) (a)	4,437	17,806	19,449	(1,643)
Newmont Mining Corp.	1,119	24,070	28,143	(4,073)
Pacific Metals Co., Ltd. (Japan)	7,000	20,086	19,075	1,011

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Materials — (continued)
Metals & Mining — (continued)
Randgold Resources Ltd. (United Kingdom)	279	22,111	23,890	(1,779)
Salzgitter AG (Germany)	552	13,608	15,123	(1,515)
Silver Wheaton Corp. (Canada)	916	19,604	21,042	(1,438)
ThyssenKrupp AG (Germany) (a)	888	20,193	23,169	(2,976)
Yamana Gold, Inc. (Canada)	5,555	22,004	22,995	(991)

	68,714	382,861	405,870	(23,009)

Total Materials	97,101	594,036	626,934	(32,898)

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.1%
Cogent Communications Holdings, Inc.	633	22,876	23,459	(583)
Iliad S.A. (France)	92	20,477	21,400	(923)
Inmarsat plc (United Kingdom)	1,905	23,512	23,930	(418)
Telefonica Deutschland Holding AG (Germany)	4,395	23,109	24,484	(1,375)

	7,025	89,974	93,273	(3,299)

Wireless Telecommunication Services — 0.1%
SBA Communications Corp. (a)	189	20,486	22,056	(1,570)
SoftBank Corp. (Japan)	300	17,918	17,789	129
Sprint Corp. (a)	4,313	17,640	18,546	(906)
United States Cellular Corp. (a)	549	19,182	19,100	82

	5,351	75,226	77,491	(2,265)

Total Telecommunication Services	12,376	165,200	170,764	(5,564)

Utilities — 0.3%
Electric Utilities — 0.1%
Chubu Electric Power Co., Inc. (Japan) (a)	1,700	19,450	22,613	(3,163)
Chugoku Electric Power Co., Inc. (The) (Japan)	1,600	20,272	22,291	(2,019)
ITC Holdings Corp.	526	22,339	22,376	(37)
Kansai Electric Power Co., Inc. (The) (Japan) (a)	2,100	19,725	20,440	(715)
Kyushu Electric Power Co., Inc. (Japan) (a)	1,900	17,636	18,494	(858)
NRG Yield, Inc.	455	23,815	24,060	(245)

	8,281	123,237	130,274	(7,037)

Gas Utilities — 0.0% (g)
National Fuel Gas Co.	303	20,255	19,220	1,035
South Jersey Industries, Inc.	353	21,145	20,562	583

	656	41,400	39,782	1,618

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. (a)	897	19,483	18,729	754
EDP Renovaveis S.A. (Spain)	3,242	20,418	21,724	(1,306)
Enel Green Power S.p.A. (Italy)	8,858	16,586	17,537	(951)
Pattern Energy Group, Inc.	796	21,930	23,259	(1,329)

	13,793	78,417	81,249	(2,832)

Multi-Utilities — 0.1%
Atco Ltd. (Canada)	538	20,367	20,827	(460)
Canadian Utilities Ltd. (Canada)	640	21,482	21,219	263
RWE AG (Germany)	596	15,147	16,574	(1,427)

	1,774	56,996	58,620	(1,624)

Water Utilities — 0.0% (g)
Pennon Group plc (United Kingdom)	1,560	20,992	20,877	115
Severn Trent plc (United Kingdom)	671	21,260	21,749	(489)

	2,231	42,252	42,626	(374)

Total Utilities	26,735	342,302	352,551	(10,249)

Total Short Positions of Total Return Basket Swap	840,319	6,416,576	6,638,010	(221,434)

Total of Long and Short Positions of Total Return Basket Swap	355,786	587,513	575,585	(11,928)

Cash and Other Receivables (4)				(108,565)

Financing Costs				(1,671)

Net Dividends				8,600

Net Swap Contract, at value				(101,636)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

NOTES TO ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS:

(1)	—	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(2)	—	Current value represents market value as of January 31, 2015 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	—	Value represents the unrealized gain(loss) of the positions and was zero at January 31, 2015 as the swap resets on that day.
(4)	—	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap and reflected in the Consolidated Statement of Operations when cash is settled with the counterparty.
(5)	—	Value represents the unrealized gain(loss) of the positions.
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.1%.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$12,160,130	$365,327	$—	$12,525,457
Consumer Staples	4,218,127	566,955	—	4,785,082
Energy	1,992,555	—	—	1,992,555
Financials	4,741,504	57,009	—	4,798,513
Health Care	6,311,284	—	—	6,311,284
Industrials	6,376,467	210,375	—	6,586,842
Information Technology	5,468,894	10,462	—	5,479,356
Materials	3,132,159	3,908	—	3,136,067
Telecommunication Services	546,496	798,254	—	1,344,750
Utilities	1,676,544	—	—	1,676,544

Total Common Stocks	46,624,160	2,012,290	—	48,636,450

Preferred Stocks
Consumer Discretionary	423,930	—	—	423,930
Consumer Staples	232,176	—	—	232,176
Energy	162,750	—	—	162,750
Financials	525,259	—	—	525,259
Health Care	198,250	—	—	198,250
Industrials	222,867	—	—	222,867
Materials	32,500	—	—	32,500
Telecommunication Services	122,386	—	—	122,386
Utilities	417,655	—	—	417,655

Total Preferred Stocks	2,337,773	—	—	2,337,773

Debt Securities
Collateralized Mortgage Obligations
Agency CMO	—	1,292,389	—	1,292,389
Convertible Bonds
Consumer Discretionary	—	693,397	—	693,397
Energy	—	295,514	—	295,514
Financials	—	453,588	—	453,588
Health Care	—	791,504	—	791,504
Industrials	—	279,007	—	279,007
Information Technology	—	2,465,714	—	2,465,714
Materials	—	58,693	—	58,693
Telecommunication Services	$—	$302,727	—	302,727

Total Convertible Bonds	—	5,340,144	—	5,340,144

Corporate Bonds
Consumer Discretionary	—	447,500	—	447,500
Consumer Staples	—	317,070	—	317,070
Financials	—	11,465	—	11,465
Industrials	—	472,858	—	472,858

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utilities	—	695,200	—	695,200

Total Corporate Bonds	—	1,944,093	—	1,944,093

Foreign Government Securities	—	182,253	—	182,253
Exchange Traded Funds	1,022,022	—	—	1,022,022
Investment Companies	344,101	—	—	344,101
Special Purpose Acquisition Companies	27,264	—	—	27,264
Options Purchased
Call Option Purchased	75,078	—	—	75,078
Put Option Purchased	352,897	—	—	352,897

Total Options Purchased	427,975	—	—	427,975

Right
Health Care	2,340	—	—	2,340
Warrants
Consumer Discretionary	1,350	—	—	1,350
Energy	143,476	—	—	143,476
Health Care	1,750	—	—	1,750
Information Technology	68,880	—	—	68,880
Materials	143,862	—	—	143,862
Utilities	15,009	—	—	15,009

Total Warrants	374,327	—	—	374,327

Short-Term Investments
Investment Company	19,495,599	—	—	19,495,599

Total Investments in Securities	$70,655,561	$10,771,169	$—	$81,426,730

Liabilities
Common Stocks
Consumer Discretionary	(4,823,791)	—	—	(4,823,791)
Consumer Staples	(2,158,073)	—	—	(2,158,073)
Energy	(2,086,098)	—	—	(2,086,098)
Financials	(3,032,487)	—	—	(3,032,487)
Health Care	(763,594)	—	—	(763,594)
Industrials	(2,192,766)	—	—	(2,192,766)
Information Technology	(2,817,893)	—	—	(2,817,893)
Materials	(1,007,845)	—	—	(1,007,845)
Telecommunication Services	(657,983)	(126,654)	—	(784,637)
Utilities	(1,128,035)	—	—	(1,128,035)

Total Common Stock	(20,668,565)	(126,654)	—	(20,795,219)

Exchange Traded Funds	(9,423,252)	—	—	(9,423,252)
Debt Securities
Convertible Bonds
Energy	—	(167,187)	—	(167,187)
Warrants
Financials	(183,480)	—	—	(183,480)

Total Liabilities for Securities Sold Short	$(30,275,297)	$(293,841)	$—	$(30,569,138)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$614,959	$—	$614,959
Futures Contracts	748,666	—	—	748,666
Swaps	—	124,680	—	124,680

Total Appreciation in Other Financial Instruments	$748,666	$739,639	$—	$1,488,305

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Options Written
Call Options Written	$(53,492)	$—	$—	$(53,492)
Put Options Written	(179,392)	—	—	(179,392)

Total Options Written	(232,884)	—	—	(232,884)

Forward Foreign Currency Exchange
Contracts	—	(272,741)	—	(272,741)
Futures Contracts	(199,409)	—	—	(199,409)
Swaps	—	(101,636)	—	(101,636)

Total Depreciation in Other Financial Instruments	$(432,293)	$(374,377)	$—	$(806,670)

There were no transfers among any levels during the period ended January 31, 2015.

A. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the

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premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions)

(2). Futures Contracts — The Fund uses index, treasury, or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of January 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement

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between the Fund and the swap counterparty. Cash settlement in and out of each swap may occur at a reset date or any other date, at the discretion of the Fund and counterparty, over the life of the agreement, and is generally determined based on internal limits and thresholds established at both the Fund and counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps, results in a form of leverage.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          March 27, 2015

By:    /s/ Lauren Paino

          Lauren Paino

          Treasurer and Principal Financial Officer

          March 27, 2015